PLICO Variable Annuity Account S

Financial Statements

Year Ended December 31, 2023

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Contract Owners of PLICO Variable Annuity Account S and the Board of Directors of

Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise PLICO Variable Annuity Account S (the Separate Account) of Protective Life Insurance Company as of December 31, 2023, the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2023, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 11, 2024

Appendix A

The subaccounts that comprise PLICO Variable Annuity Account S were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
AB VPS Discovery Value Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS Large Cap Growth Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS Relative Value Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
AB VPS Small Cap Growth Portfolio, Class B	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Century Investments VP Balanced Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For the period from September 2, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
American Century Investments VP Disciplined Core Value Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For the period from June 23, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
American Century Investments VP International Fund, Class I	As of December 31, 2023	For the period from April 13, 2023 (commencement of operations) to December 31, 2023	For the period from April 13, 2023 (commencement of operations) to December 31, 2023
American Century Investments VP Ultra Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For the period from June 24, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
American Funds IS Asset Allocation Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Capital Income Builder, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Capital World Bond Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For the period from August 1, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023

American Funds IS Capital World Growth and Income Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Global Growth Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Global Small Capitalization Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Growth-Income Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS International Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS New World Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS The Bond Fund of America, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS U.S. Government Securities Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
American Funds IS Washington Mutual Investors Fund, Class 4	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock Global Allocation V.I. Fund, Class III	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
BlackRock International V.I. Fund, Class I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Dividend Strategy Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

ClearBridge Variable Large Cap Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Mid Cap Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
ClearBridge Variable Small Cap Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Balanced Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Intermediate Bond Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Limited Duration Credit Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Select Mid Cap Value Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Columbia VP Strategic Income Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Empower Bond Index Fund, Investor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from July 1, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP Asset Manager Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Balanced Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Bond Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Energy Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Fidelity VIP Extended Market Index Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from August 31, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from July 20, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP Growth Portfolio, Service Class 2	As of December 31, 2023	For the period from June 29, 2023 (commencement of operations) to December 31, 2023	For the period from June 29, 2023 (commencement of operations) to December 31, 2023
Fidelity VIP Health Care Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from July 20, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Fidelity VIP International Index Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Mid Cap Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Target Volatility Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Technology Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Fidelity VIP Total Market Index Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Utilities Portfolio, Initial Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Fidelity VIP Value Strategies Portfolio, Service Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For the period from July 20, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Franklin DynaTech VIP Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Income VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Mutual Global Discovery VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Mutual Shares VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Rising Dividends VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Small Cap Value VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Small-Mid Cap Growth VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Franklin Strategic Income VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Strategic Growth Fund, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Goldman Sachs VIT Trend Driven Allocation, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Comstock Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Conservative Balanced Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Equity and Income Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. EQV International Equity Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Global Real Estate Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Government Securities Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Growth and Income Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Main Street Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Invesco V.I. Main Street Small Cap Fund, Series II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Invesco V.I. U.S. Government Money Portfolio, Series I	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Janus Henderson Forty Fund, Class S	As of December 31, 2023	For the period from April 3, 2023 (commencement of operations) to December 31, 2023	For the period from April 3, 2023 (commencement of operations) to December 31, 2023
Janus Henderson Global Sustainable Equity Fund	As of December 31, 2023	For the year then ended December 31, 2023	For the period from August 23, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Janus Henderson Overseas Fund, Class S	As of December 31, 2023	For the year then ended December 31, 2023	For the period from August 19, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Janus Henderson VIT Balanced Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For the period from May 17, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	As of December 31, 2023	For the year then ended December 31, 2023	For the period from August 22, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Lord Abbett Series Fund Bond Debenture Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Fundamental Equity Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Growth Opportunities Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Lord Abbett Series Fund Short Duration Income Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
MFS Core Equity Portfolio, Service Class	As of December 31, 2023	For the period from October 4, 2023 (commencement of operations) to December 31, 2023	For the period from October 4, 2023 (commencement of operations) to December 31, 2023
MFS Growth Series, Service Class	As of December 31, 2023	For the period from June 6, 2023 (commencement of operations) to December 31, 2023	For the period from June 6, 2023 (commencement of operations) to December 31, 2023

MFS International Growth Portfolio, Service Class	As of December 31, 2023	For the period from September 6, 2023 (commencement of operations) to December 31, 2023	For the period from September 6, 2023 (commencement of operations) to December 31, 2023
MFS International Intrinsic Value Portfolio, Service Class	As of December 31, 2023	For the period from May 1, 2023 (commencement of operations) to December 31, 2023	For the period from May 1, 2023 (commencement of operations) to December 31, 2023
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	As of December 31, 2023	For the period from November 28, 2023 (commencement of operations) to December 31, 2023	For the period from November 28, 2023 (commencement of operations) to December 31, 2023
MFS Mid Cap Growth Series, Service Class	As of December 31, 2023	For the period from June 2, 2023 (commencement of operations) to December 31, 2023	For the period from June 2, 2023 (commencement of operations) to December 31, 2023
MFS Research International Portfolio, Service Class	As of December 31, 2023	For the period from August 11, 2023 (commencement of operations) to December 31, 2023	For the period from August 11, 2023 (commencement of operations) to December 31, 2023
Morgan Stanley VIF Core Plus Fixed Income Portfolio	Not applicable	For the period from January 1, 2023 to July 28, 2023 (cessation of operations)	For the periods from August 30, 2022 (commencement of operations) to December 31, 2022 and January 1, 2023 to July 28, 2023 (cessation of operations)
Morgan Stanley VIF Discovery Portfolio	As of December 31, 2023	For the period from September 27, 2023 (commencement of operations) to December 31, 2023	For the period from September 27, 2023 (commencement of operations) to December 31, 2023
Morgan Stanley VIF Global Franchise Portfolio, Class II	Not applicable	For the period from January 1, 2023 to September 18, 2023 (cessation of operations)	For the periods from July 12, 2022 (commencement of operations) to December 31, 2022 and January 1, 2023 to September 18, 2023 (cessation of operations)
Morgan Stanley VIF Global Infrastructure Portfolio	Not applicable	For the period from March 16, 2023 (commencement of operations) to December 31, 2023	For the period from March 16, 2023 (commencement of operations) to December 31, 2023
Morgan Stanley VIF Global Strategist Portfolio	Not applicable	For the year then ended December 31, 2023	For the period from August 29, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
Morgan Stanley VIF Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For the period from August 18, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023

PIMCO All Asset Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For the period from July 28, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
PIMCO Emerging Markets Bond Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For the period from August 16, 2022 (commencement of operations) to December 31, 2022 and the year then ended December 31, 2023
PIMCO Global Diversified Allocation Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO High Yield Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Income Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Low Duration Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Real Return Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Short-Term Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
PIMCO Total Return Portfolio, Advisor Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Protective Life Dynamic Allocation Series Conservative Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Protective Life Dynamic Allocation Series Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Protective Life Dynamic Allocation Series Moderate Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

Royce Capital Fund Small Cap Portfolio, Service Class	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab Government Money Market Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab S&P 500 Index Fund	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab VIT Balanced Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab VIT Balanced with Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Schwab VIT Growth Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price All-Cap Opportunities Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Blue Chip Growth Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Health Sciences Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
T. Rowe Price Moderate Allocation Portfolio	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Developing Markets VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Foreign VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Templeton Global Bond VIP Fund, Class 2	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023
Western Asset Core Plus VIT Portfolio, Class II	As of December 31, 2023	For the year then ended December 31, 2023	For each of the years in the two-year period then ended December 31, 2023

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Century Investments VP Balanced Fund, Class I	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I

ASSETS:
Investments at fair value (1)	$741,132	$5,042,324	$2,721,173	$556,785	$538,530	$1,341,829	$206,661
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	9	49	24	6	6	69	3
Receivable from the Company	-	-	-	-	-	-	-
Total assets	741,141	5,042,373	2,721,197	556,791	538,536	1,341,898	206,664

LIABILITIES:
Payable to the Contracts	9	49	24	6	6	69	3
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	8	41	11	6	3	6	2
Total liabilities	17	90	35	12	9	75	5

NET ASSETS	$741,124	$5,042,283	$2,721,162	$556,779	$538,527	$1,341,823	$206,659

ANALYSIS OF NET ASSETS
Accumulation period	$741,124	$5,042,283	$2,721,162	$556,779	$538,527	$1,341,823	$206,659
Annuity period	-	-	-	-	-	-	-
Total net assets	$741,124	$5,042,283	$2,721,162	$556,779	$538,527	$1,341,823	$206,659

Fair value per share (NAV)	$17.44	$66.96	$28.78	$7.97	$7.65	$7.67	$10.58
Shares outstanding in the Separate Account	42,496	75,304	94,551	69,860	70,396	174,945	19,533

(1) Investments in mutual fund shares, at cost	$853,360	$5,208,977	$3,054,613	$859,991	$503,311	$1,256,380	$208,592

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Ultra Fund, Class I	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Bond Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4

ASSETS:
Investments at fair value (1)	$1,521,314	$22,116,066	$1,048,834	$77,821	$2,381,580	$6,718,466	$1,050,528
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	19	511	9	1	81	125	10
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,521,333	22,116,577	1,048,843	77,822	2,381,661	6,718,591	1,050,538

LIABILITIES:
Payable to the Contracts	19	511	9	1	81	125	10
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	8	4	5	-	13	52	10
Total liabilities	27	515	14	1	94	177	20

NET ASSETS	$1,521,306	$22,116,062	$1,048,829	$77,821	$2,381,567	$6,718,414	$1,050,518

ANALYSIS OF NET ASSETS
Accumulation period	$1,521,306	$22,116,062	$1,048,829	$77,821	$2,381,567	$6,718,414	$1,050,518
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,521,306	$22,116,062	$1,048,829	$77,821	$2,381,567	$6,718,414	$1,050,518

Fair value per share (NAV)	$25.65	$23.34	$11.60	$9.88	$13.46	$33.08	$17.46
Shares outstanding in the Separate Account	59,310	947,561	90,417	7,877	176,938	203,098	60,168

(1) Investments in mutual fund shares, at cost	$1,391,593	$25,554,948	$1,064,547	$75,117	$2,623,926	$7,819,536	$1,563,025

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4

ASSETS:
Investments at fair value (1)	$10,715,637	$4,942,262	$2,113,439	$2,678,150	$6,850,256	$1,830,726	$3,089,511
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	121	54	20	27	67	24	86
Receivable from the Company	-	-	-	-	-	-	-
Total assets	10,715,758	4,942,316	2,113,459	2,678,177	6,850,323	1,830,750	3,089,597

LIABILITIES:
Payable to the Contracts	121	54	20	27	67	24	86
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	12	43	9	11	24	6	16
Total liabilities	133	97	29	38	91	30	102

NET ASSETS	$10,715,625	$4,942,219	$2,113,430	$2,678,139	$6,850,232	$1,830,720	$3,089,495

ANALYSIS OF NET ASSETS
Accumulation period	$10,715,625	$4,942,219	$2,113,430	$2,678,139	$6,850,232	$1,830,720	$3,089,495
Annuity period	-	-	-	-	-	-	-
Total net assets	$10,715,625	$4,942,219	$2,113,430	$2,678,139	$6,850,232	$1,830,720	$3,089,495

Fair value per share (NAV)	$95.70	$57.34	$17.13	$24.95	$9.35	$9.77	$14.06
Shares outstanding in the Separate Account	111,971	86,192	123,376	107,341	732,648	187,382	219,738

(1) Investments in mutual fund shares, at cost	$12,229,398	$5,097,264	$2,684,743	$3,137,626	$7,722,666	$2,070,932	$3,297,298

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II

ASSETS:
Investments at fair value (1)	$12,276,205	$2,184,987	$3,236,739	$1,059,887	$398,510	$2,205,981	$2,129,357
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	114	23	31	10	3	25	23
Receivable from the Company	-	-	-	-	-	-	-
Total assets	12,276,319	2,185,010	3,236,770	1,059,897	398,513	2,206,006	2,129,380

LIABILITIES:
Payable to the Contracts	114	23	31	10	3	25	23
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	60	13	30	7	3	24	23
Total liabilities	174	36	61	17	6	49	46

NET ASSETS	$12,276,145	$2,184,974	$3,236,709	$1,059,880	$398,507	$2,205,957	$2,129,334

ANALYSIS OF NET ASSETS
Accumulation period	$12,276,145	$2,184,974	$3,236,709	$1,059,880	$398,507	$2,205,957	$2,129,334
Annuity period	-	-	-	-	-	-	-
Total net assets	$12,276,145	$2,184,974	$3,236,709	$1,059,880	$398,507	$2,205,957	$2,129,334

Fair value per share (NAV)	$13.15	$13.03	$10.09	$20.55	$38.07	$22.57	$25.29
Shares outstanding in the Separate Account	933,552	167,689	320,787	51,576	10,468	97,740	84,198

(1) Investments in mutual fund shares, at cost	$12,081,713	$2,317,180	$3,610,591	$1,216,136	$374,838	$2,668,221	$3,032,084

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager Growth Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$4,399,117	$2,229,182	$850,027	$870,771	$978,130	$5,603,313	$689,376
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	42	25	19	10	9	204	8
Receivable from the Company	-	-	-	-	-	-	-
Total assets	4,399,159	2,229,207	850,046	870,781	978,139	5,603,517	689,384

LIABILITIES:
Payable to the Contracts	42	25	19	10	9	204	8
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	24	9	1	10	3	19	5
Total liabilities	66	34	20	20	12	223	13

NET ASSETS	$4,399,093	$2,229,173	$850,026	$870,761	$978,127	$5,603,294	$689,371

ANALYSIS OF NET ASSETS
Accumulation period	$4,399,093	$2,229,173	$850,026	$870,761	$978,127	$5,603,294	$689,371
Annuity period	-	-	-	-	-	-	-
Total net assets	$4,399,093	$2,229,173	$850,026	$870,761	$978,127	$5,603,294	$689,371

Fair value per share (NAV)	$41.67	$8.55	$9.43	$35.70	$3.65	$12.75	$20.99
Shares outstanding in the Separate Account	105,570	260,723	90,141	24,391	267,981	439,476	32,843

(1) Investments in mutual fund shares, at cost	$3,822,353	$2,561,941	$856,040	$833,888	$1,080,974	$6,452,147	$628,249

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$126,522	$20,349,201	$8,578,148	$1,582,787	$3,190,283	$2,518,560	$610,933
Receivable from the Contracts	-	-	10,624	-	-	-	-
Receivable from the fund manager	1	244	-	19	32	28	7
Receivable from the Company	-	-	-	2	-	-	-
Total assets	126,523	20,349,445	8,588,772	1,582,808	3,190,315	2,518,588	610,940

LIABILITIES:
Payable to the Contracts	1	244	-	19	32	28	7
Payable to the fund manager	-	-	10,624	-	-	-	-
Payable to the Company	1	3	28	-	26	10	3
Total liabilities	2	247	10,652	19	58	38	10

NET ASSETS	$126,521	$20,349,198	$8,578,120	$1,582,789	$3,190,257	$2,518,550	$610,930

ANALYSIS OF NET ASSETS
Accumulation period	$126,521	$20,349,198	$8,578,120	$1,582,789	$3,190,257	$2,518,550	$610,930
Annuity period	-	-	-	-	-	-	-
Total net assets	$126,521	$20,349,198	$8,578,120	$1,582,789	$3,190,257	$2,518,550	$610,930

Fair value per share (NAV)	$15.14	$21.54	$9.63	$24.59	$12.90	$10.43	$9.66
Shares outstanding in the Separate Account	8,357	944,717	890,773	64,367	247,309	241,473	63,244

(1) Investments in mutual fund shares, at cost	$134,442	$20,708,086	$9,116,158	$1,341,432	$3,206,515	$2,688,958	$611,180

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

ASSETS:
Investments at fair value (1)	$1,217,914	$1,209,860	$975,267	$1,203,924	$656,560	$8,294,879	$12,804,905
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	15	15	11	13	6	79	145
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,217,929	1,209,875	975,278	1,203,937	656,566	8,294,958	12,805,050

LIABILITIES:
Payable to the Contracts	15	15	11	13	6	79	145
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	10	13	7	8	5	47	42
Total liabilities	25	28	18	21	11	126	187

NET ASSETS	$1,217,904	$1,209,847	$975,260	$1,203,916	$656,555	$8,294,832	$12,804,863

ANALYSIS OF NET ASSETS
Accumulation period	$1,217,904	$1,209,847	$975,260	$1,203,916	$656,555	$8,294,832	$12,804,863
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,217,904	$1,209,847	$975,260	$1,203,916	$656,555	$8,294,832	$12,804,863

Fair value per share (NAV)	$12.05	$57.99	$89.92	$33.96	$20.94	$10.56	$10.82
Shares outstanding in the Separate Account	101,072	20,863	10,846	35,451	31,354	785,500	1,183,448

(1) Investments in mutual fund shares, at cost	$1,425,381	$1,035,147	$912,699	$1,310,600	$552,912	$8,238,149	$14,487,046

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund

ASSETS:
Investments at fair value (1)	$4,154,650	$709,514	$7,611,685	$7,117,317	$1,079,339	$529,961	$260,211
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	82	7	105	72	13	5	29,671
Receivable from the Company	-	-	-	-	-	-	-
Total assets	4,154,732	709,521	7,611,790	7,117,389	1,079,352	529,966	289,882

LIABILITIES:
Payable to the Contracts	82	7	105	72	13	5	29,671
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	30	4	7	60	13	2	4
Total liabilities	112	11	112	132	26	7	29,675

NET ASSETS	$4,154,620	$709,510	$7,611,678	$7,117,257	$1,079,326	$529,959	$260,207

ANALYSIS OF NET ASSETS
Accumulation period	$4,154,620	$709,510	$7,611,678	$7,117,257	$1,079,326	$529,959	$260,207
Annuity period	-	-	-	-	-	-	-
Total net assets	$4,154,620	$709,510	$7,611,678	$7,117,257	$1,079,326	$529,959	$260,207

Fair value per share (NAV)	$34.69	$11.56	$32.11	$17.19	$20.23	$16.75	$4.27
Shares outstanding in the Separate Account	119,765	61,377	237,050	414,038	53,353	31,639	60,939

(1) Investments in mutual fund shares, at cost	$4,765,210	$765,562	$7,245,768	$6,493,672	$1,118,923	$491,559	$569,439

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$1,938,349	$55,640	$22,502	$5,398,431	$2,588,543	$1,266,443	$268,256
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	22	-	-	135	25	12	2
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,938,371	55,640	22,502	5,398,566	2,588,568	1,266,455	268,258

LIABILITIES:
Payable to the Contracts	22	-	-	135	25	12	2
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	10	27	-	44	15	16	1
Total liabilities	32	27	-	179	40	28	3

NET ASSETS	$1,938,339	$55,613	$22,502	$5,398,387	$2,588,528	$1,266,427	$268,255

ANALYSIS OF NET ASSETS
Accumulation period	$1,938,339	$55,613	$22,502	$5,398,387	$2,588,528	$1,266,427	$268,255
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,938,339	$55,613	$22,502	$5,398,387	$2,588,528	$1,266,427	$268,255

Fair value per share (NAV)	$14.20	$18.38	$15.33	$26.93	$13.27	$13.32	$9.01
Shares outstanding in the Separate Account	136,503	3,027	1,468	200,462	195,067	95,078	29,773

(1) Investments in mutual fund shares, at cost	$2,105,262	$56,070	$26,588	$5,880,863	$2,893,262	$1,904,518	$300,647

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II

ASSETS:
Investments at fair value (1)	$567,141	$960,897	$130,149	$470,381	$1,757,623	$219,207	$809,517
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	83	10	1	5	73	2	6
Receivable from the Company	-	-	-	-	-	-	-
Total assets	567,224	960,907	130,150	470,386	1,757,696	219,209	809,523

LIABILITIES:
Payable to the Contracts	83	10	1	5	73	2	6
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	2	12	1	4	17	1	3
Total liabilities	85	22	2	9	90	3	9

NET ASSETS	$567,139	$960,885	$130,148	$470,377	$1,757,606	$219,206	$809,514

ANALYSIS OF NET ASSETS
Accumulation period	$567,139	$960,885	$130,148	$470,377	$1,757,606	$219,206	$809,514
Annuity period	-	-	-	-	-	-	-
Total net assets	$567,139	$960,885	$130,148	$470,377	$1,757,606	$219,206	$809,514

Fair value per share (NAV)	$9.67	$10.21	$16.21	$12.12	$12.40	$11.35	$8.48
Shares outstanding in the Separate Account	58,650	94,113	8,029	38,810	141,744	19,313	95,462

(1) Investments in mutual fund shares, at cost	$654,568	$1,193,523	$156,020	$454,949	$2,262,846	$264,879	$961,925

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II

ASSETS:
Investments at fair value (1)	$1,011,204	$1,442,047	$1,684,548	$1,252,506	$1,657,258	$1,059,489	$1,457,557
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	8	16	18	14	18	11	14
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,011,212	1,442,063	1,684,566	1,252,520	1,657,276	1,059,500	1,457,571

LIABILITIES:
Payable to the Contracts	8	16	18	14	18	11	14
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	5	8	11	9	15	12	1
Total liabilities	13	24	29	23	33	23	15

NET ASSETS	$1,011,199	$1,442,039	$1,684,537	$1,252,497	$1,657,243	$1,059,477	$1,457,556

ANALYSIS OF NET ASSETS
Accumulation period	$1,011,199	$1,442,039	$1,684,537	$1,252,497	$1,657,243	$1,059,477	$1,457,556
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,011,199	$1,442,039	$1,684,537	$1,252,497	$1,657,243	$1,059,477	$1,457,556

Fair value per share (NAV)	$19.58	$15.09	$16.36	$33.47	$35.50	$13.65	$10.23
Shares outstanding in the Separate Account	51,645	95,563	102,967	37,422	46,683	77,618	142,479

(1) Investments in mutual fund shares, at cost	$1,049,810	$1,588,127	$1,939,825	$1,550,492	$2,094,813	$1,206,518	$1,486,400

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Sustainable Equity Fund	Janus Henderson Overseas Fund, Class S

ASSETS:
Investments at fair value (1)	$1,337,172	$484,304	$2,119,584	$1,052,279	$401,385	$15,398	$300,483
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	74	6	23	13	5	-	3
Receivable from the Company	-	-	-	-	-	-	-
Total assets	1,337,246	484,310	2,119,607	1,052,292	401,390	15,398	300,486

LIABILITIES:
Payable to the Contracts	74	6	23	13	5	-	3
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	6	6	16	1	3	-	1
Total liabilities	80	12	39	14	8	-	4

NET ASSETS	$1,337,166	$484,298	$2,119,568	$1,052,278	$401,382	$15,398	$300,482

ANALYSIS OF NET ASSETS
Accumulation period	$1,337,166	$484,298	$2,119,568	$1,052,278	$401,382	$15,398	$300,482
Annuity period	-	-	-	-	-	-	-
Total net assets	$1,337,166	$484,298	$2,119,568	$1,052,278	$401,382	$15,398	$300,482

Fair value per share (NAV)	$18.87	$17.77	$26.30	$1.00	$42.49	$10.44	$40.08
Shares outstanding in the Separate Account	70,862	27,254	80,593	1,052,279	9,447	1,475	7,497

(1) Investments in mutual fund shares, at cost	$1,405,225	$856,814	$2,185,564	$1,052,279	$361,944	$13,429	$278,657

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio

ASSETS:
Investments at fair value (1)	$7,511,080	$258,511	$3,307,444	$175,509	$133,631	$518,947	$1,215,144
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	96	3	32	1	1	6	11
Receivable from the Company	-	-	-	-	-	-	-
Total assets	7,511,176	258,514	3,307,476	175,510	133,632	518,953	1,215,155

LIABILITIES:
Payable to the Contracts	96	3	32	1	1	6	11
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	49	2	11	1	24	5	1
Total liabilities	145	5	43	2	25	11	12

NET ASSETS	$7,511,031	$258,509	$3,307,433	$175,508	$133,607	$518,942	$1,215,143

ANALYSIS OF NET ASSETS
Accumulation period	$7,511,031	$258,509	$3,307,433	$175,508	$133,607	$518,942	$1,215,143
Annuity period	-	-	-	-	-	-	-
Total net assets	$7,511,031	$258,509	$3,307,433	$175,508	$133,607	$518,942	$1,215,143

Fair value per share (NAV)	$48.05	$16.06	$10.32	$16.79	$8.92	$16.21	$13.03
Shares outstanding in the Separate Account	156,318	16,097	320,489	10,453	14,981	32,014	93,257

(1) Investments in mutual fund shares, at cost	$6,952,728	$234,162	$3,806,054	$202,555	$154,026	$575,261	$1,286,377

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Core Equity Portfolio, Service Class	MFS Growth Series, Service Class	MFS International Growth Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS Mid Cap Growth Series, Service Class	MFS Research International Portfolio, Service Class

ASSETS:
Investments at fair value (1)	$145,134	$53,235	$2,264	$30,523	$46,248	$77,545	$59,476
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	2	1	-	-	1	1	1
Receivable from the Company	-	-	-	-	-	-	-
Total assets	145,136	53,236	2,264	30,523	46,249	77,546	59,477

LIABILITIES:
Payable to the Contracts	2	1	-	-	1	1	1
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	1	1	1	-	-	1	-
Total liabilities	3	2	1	-	1	2	1

NET ASSETS	$145,133	$53,234	$2,263	$30,523	$46,248	$77,544	$59,476

ANALYSIS OF NET ASSETS
Accumulation period	$145,133	$53,234	$2,263	$30,523	$46,248	$77,544	$59,476
Annuity period	-	-	-	-	-	-	-
Total net assets	$145,133	$53,234	$2,263	$30,523	$46,248	$77,544	$59,476

Fair value per share (NAV)	$27.15	$55.68	$14.43	$28.83	$22.10	$7.42	$16.63
Shares outstanding in the Separate Account	5,346	956	157	1,059	2,093	10,451	3,576

(1) Investments in mutual fund shares, at cost	$128,295	$50,598	$2,148	$29,545	$44,491	$70,623	$57,795

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Morgan Stanley VIF Discovery Portfolio	Morgan Stanley VIF Growth Portfolio	PIMCO All Asset Portfolio	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Diversified Allocation Portfolio	PIMCO High Yield Portfolio, Advisor Class

ASSETS:
Investments at fair value (1)	$99,475	$14,513	$506,483	$643,347	$83,871	$119,584	$914,792
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	1	-	4	8	1	1	8
Receivable from the Company	-	-	-	1	-	-	-
Total assets	99,476	14,513	506,487	643,356	83,872	119,585	914,800

LIABILITIES:
Payable to the Contracts	1	-	4	8	1	1	8
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	-	-	2	-	1	1	5
Total liabilities	1	-	6	8	2	2	13

NET ASSETS	$99,475	$14,513	$506,481	$643,348	$83,870	$119,583	$914,787

ANALYSIS OF NET ASSETS
Accumulation period	$99,475	$14,513	$506,481	$643,348	$83,870	$119,583	$914,787
Annuity period	-	-	-	-	-	-	-
Total net assets	$99,475	$14,513	$506,481	$643,348	$83,870	$119,583	$914,787

Fair value per share (NAV)	$4.05	$10.13	$9.20	$5.46	$10.55	$6.15	$7.18
Shares outstanding in the Separate Account	24,562	1,433	55,053	117,829	7,950	19,445	127,408

(1) Investments in mutual fund shares, at cost	$95,458	$13,410	$635,245	$928,978	$80,515	$178,976	$970,845

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Income Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio

ASSETS:
Investments at fair value (1)	$3,130,131	$682,284	$2,741,394	$2,575,254	$5,397,117	$7,266,448	$773,906
Receivable from the Contracts	-	-	10,685	-	-	-	-
Receivable from the fund manager	27	8	-	27	50	72	88
Receivable from the Company	-	-	-	-	-	-	-
Total assets	3,130,158	682,292	2,752,079	2,575,281	5,397,167	7,266,520	773,994

LIABILITIES:
Payable to the Contracts	27	8	-	27	50	72	88
Payable to the fund manager	-	-	10,685	-	-	-	-
Payable to the Company	15	7	3	4	3	25	6
Total liabilities	42	15	10,688	31	53	97	94

NET ASSETS	$3,130,116	$682,277	$2,741,391	$2,575,250	$5,397,114	$7,266,423	$773,900

ANALYSIS OF NET ASSETS
Accumulation period	$3,130,116	$682,277	$2,741,391	$2,575,250	$5,397,114	$7,266,423	$773,900
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,130,116	$682,277	$2,741,391	$2,575,250	$5,397,114	$7,266,423	$773,900

Fair value per share (NAV)	$9.95	$7.95	$9.60	$11.57	$10.23	$9.18	$11.08
Shares outstanding in the Separate Account	314,586	85,822	285,562	222,580	527,577	791,552	69,847

(1) Investments in mutual fund shares, at cost	$3,187,807	$733,372	$2,918,183	$2,961,050	$5,415,939	$8,153,254	$842,603

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio

ASSETS:
Investments at fair value (1)	$433,737	$2,924,713	$101,578	$60,263,369	$159,740,905	$9,793,406	$16,467,066
Receivable from the Contracts	-	-	-	28,981	-	-	-
Receivable from the fund manager	5	31	1	-	20,318	104	180
Receivable from the Company	-	-	-	-	41	-	-
Total assets	433,742	2,924,744	101,579	60,292,350	159,761,264	9,793,510	16,467,246

LIABILITIES:
Payable to the Contracts	5	31	1	-	20,318	104	180
Payable to the fund manager	-	-	-	28,981	-	-	-
Payable to the Company	3	11	1	-	-	54	17
Total liabilities	8	42	2	28,981	20,318	158	197

NET ASSETS	$433,734	$2,924,702	$101,577	$60,263,369	$159,740,946	$9,793,352	$16,467,049

ANALYSIS OF NET ASSETS
Accumulation period	$433,734	$2,924,702	$101,577	$60,263,369	$159,740,946	$9,793,352	$16,467,049
Annuity period	-	-	-	-	-	-	-
Total net assets	$433,734	$2,924,702	$101,577	$60,263,369	$159,740,946	$9,793,352	$16,467,049

Fair value per share (NAV)	$13.15	$12.60	$9.37	$1.00	$70.19	$13.55	$15.74
Shares outstanding in the Separate Account	32,984	232,120	10,841	60,263,369	2,275,836	722,761	1,046,192

(1) Investments in mutual fund shares, at cost	$437,517	$2,920,504	$97,135	$60,263,369	$142,793,203	$10,388,835	$16,530,779

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2

ASSETS:
Investments at fair value (1)	$8,210,213	$5,692,775	$1,771,575	$911,557	$1,954,630	$1,208,929	$48,791
Receivable from the Contracts	-	-	-	-	-	-	-
Receivable from the fund manager	95	69	30	9	21	11	1
Receivable from the Company	-	-	-	-	-	-	-
Total assets	8,210,308	5,692,844	1,771,605	911,566	1,954,651	1,208,940	48,792

LIABILITIES:
Payable to the Contracts	95	69	30	9	21	11	1
Payable to the fund manager	-	-	-	-	-	-	-
Payable to the Company	6	47	16	5	11	2	-
Total liabilities	101	116	46	14	32	13	1

NET ASSETS	$8,210,207	$5,692,728	$1,771,559	$911,552	$1,954,619	$1,208,927	$48,791

ANALYSIS OF NET ASSETS
Accumulation period	$8,210,207	$5,692,728	$1,771,559	$911,552	$1,954,619	$1,208,927	$48,791
Annuity period	-	-	-	-	-	-	-
Total net assets	$8,210,207	$5,692,728	$1,771,559	$911,552	$1,954,619	$1,208,927	$48,791

Fair value per share (NAV)	$18.16	$34.40	$43.54	$51.85	$20.02	$8.23	$14.24
Shares outstanding in the Separate Account	452,104	165,488	40,688	17,581	97,634	146,893	3,426

(1) Investments in mutual fund shares, at cost	$8,297,276	$6,173,503	$2,035,301	$1,070,388	$2,198,822	$1,472,297	$49,503

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

                             (Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2023

	SUBACCOUNTS
	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II

ASSETS:
Investments at fair value (1)	$679,809	$1,858,215
Receivable from the Contracts	-	-
Receivable from the fund manager	6	17
Receivable from the Company	-	-
Total assets	679,815	1,858,232

LIABILITIES:
Payable to the Contracts	6	17
Payable to the fund manager	-	-
Payable to the Company	2	7
Total liabilities	8	24

NET ASSETS	$679,807	$1,858,208

ANALYSIS OF NET ASSETS
Accumulation period	$679,807	$1,858,208
Annuity period	-	-
Total net assets	$679,807	$1,858,208

Fair value per share (NAV)	$12.84	$4.96
Shares outstanding in the Separate Account	52,945	374,640

(1) Investments in mutual fund shares, at cost	$677,122	$2,069,207

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

 (Concluded)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Century Investments VP Balanced Fund, Class I	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I
INVESTMENT INCOME:
Dividend income	$5,487	$-	$31,923	$-	$6,518	$13,390	$-

EXPENSES:
Mortality and expense risk and admin	2,784	14,175	8,612	1,652	999	2,813	400

NET INVESTMENT INCOME (LOSS)	2,703	(14,175)	23,311	(1,652)	5,519	10,577	(400)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(212)	37,420	(20,082)	(487)	53	4,786	(99)
Capital gain distributions	57,691	306,271	201,647	-	-	-	-

Net realized gain (loss) on investments	57,479	343,691	181,565	(487)	53	4,786	(99)

Change in net unrealized appreciation (depreciation) on investments	42,653	879,826	62,512	65,994	36,035	89,760	(1,932)

Net realized and unrealized gain (loss) on investments	100,132	1,223,517	244,077	65,507	36,088	94,546	(2,031)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$102,835	$1,209,342	$267,388	$63,855	$41,607	$105,123	$(2,431)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Ultra Fund, Class I	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Bond Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4
INVESTMENT INCOME:
Dividend income	$-	$429,713	$27,826	$-	$37,698	$42,572	$248

EXPENSES:
Mortality and expense risk and admin	2,062	96,551	3,230	162	6,562	25,056	3,148

NET INVESTMENT INCOME (LOSS)	(2,062)	333,162	24,596	(162)	31,136	17,516	(2,900)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,491	(24,874)	(8,012)	6	6,598	945	(223)
Capital gain distributions	6,519	855,781	-	-	-	463,669	11,223

Net realized gain (loss) on investments	9,010	830,907	(8,012)	6	6,598	464,614	11,000

Change in net unrealized appreciation (depreciation) on investments	135,621	1,599,786	67,958	3,503	325,826	676,530	141,287

Net realized and unrealized gain (loss) on investments	144,631	2,430,693	59,946	3,509	332,424	1,141,144	152,287

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$142,569	$2,763,855	$84,542	$3,347	$363,560	$1,158,660	$149,387

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth- Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4
INVESTMENT INCOME:
Dividend income	$15,993	$52,905	$22,138	$31,164	$219,163	$62,630	$46,958

EXPENSES:
Mortality and expense risk and admin	37,055	17,252	6,798	9,003	23,188	7,492	8,160

NET INVESTMENT INCOME (LOSS)	(21,062)	35,653	15,340	22,161	195,975	55,138	38,798

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	32,580	4,003	(788)	4,998	578	(6,112)	22,029
Capital gain distributions	528,787	229,422	-	-	-	-	24,230

Net realized gain (loss) on investments	561,367	233,425	(788)	4,998	578	(6,112)	46,259

Change in net unrealized appreciation (depreciation) on investments	2,374,818	719,161	248,582	323,026	86,154	(9,214)	329,502

Net realized and unrealized gain (loss) on investments	2,936,185	952,586	247,794	328,024	86,732	(15,326)	375,761

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,915,123	$988,239	$263,134	$350,185	$282,707	$39,812	$414,559

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$218,707	$52,850	$26,821	$19,641	$-	$440	$-

EXPENSES:
Mortality and expense risk and admin	33,032	7,667	11,144	3,323	597	8,437	8,082

NET INVESTMENT INCOME (LOSS)	185,675	45,183	15,677	16,318	(597)	(7,997)	(8,082)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	9,207	2,784	43,627	(4,547)	3,530	6,144	(40,922)
Capital gain distributions	-	-	-	141,915	2,369	12,651	-

Net realized gain (loss) on investments	9,207	2,784	43,627	137,368	5,899	18,795	(40,922)

Change in net unrealized appreciation (depreciation) on investments	1,245,808	183,455	509,861	(25,580)	54,450	233,974	208,408

Net realized and unrealized gain (loss) on investments	1,255,015	186,239	553,488	111,788	60,349	252,769	167,486

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,440,690	$231,422	$569,165	$128,106	$59,752	$244,772	$159,404

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager Growth Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$-	$51,802	$20,283	$-	$33,656	$114,845	$11,112

EXPENSES:
Mortality and expense risk and admin	12,539	10,020	2,492	4,032	3,417	21,581	2,248

NET INVESTMENT INCOME (LOSS)	(12,539)	41,782	17,791	(4,032)	30,239	93,264	8,864

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5,194	(23,765)	3,907	(9,363)	2,652	(25,899)	2,727
Capital gain distributions	-	-	-	-	-	-	-

Net realized gain (loss) on investments	5,194	(23,765)	3,907	(9,363)	2,652	(25,899)	2,727

Change in net unrealized appreciation (depreciation) on investments	716,009	85,309	25,937	91,247	53,698	184,511	65,672

Net realized and unrealized gain (loss) on investments	721,203	61,544	29,844	81,884	56,350	158,612	68,399

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$708,664	$103,326	$47,635	$77,852	$86,589	$251,876	$77,263

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$2,581	$282,435	$167,990	$41,615	$47,226	$88,763	$12,359

EXPENSES:
Mortality and expense risk and admin	345	78,433	24,025	7,423	8,552	9,465	597

NET INVESTMENT INCOME (LOSS)	2,236	204,002	143,965	34,192	38,674	79,298	11,762

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	52	(4,660)	6,471	(25,919)	(157)	(1,588)	11,223
Capital gain distributions	662	559,220	-	-	-	-	-

Net realized gain (loss) on investments	714	554,560	6,471	(25,919)	(157)	(1,588)	11,223

Change in net unrealized appreciation (depreciation) on investments	7,302	2,494,961	213,792	(22,588)	382,049	103,722	9,040

Net realized and unrealized gain (loss) on investments	8,016	3,049,521	220,263	(48,507)	381,892	102,134	20,263

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,252	$3,253,523	$364,228	$(14,315)	$420,566	$181,432	$32,025

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
INVESTMENT INCOME:
Dividend income	$16,348	$-	$-	$-	$886	$197,124	$307,669

EXPENSES:
Mortality and expense risk and admin	4,564	2,586	912	4,391	1,321	23,606	44,879

NET INVESTMENT INCOME (LOSS)	11,784	(2,586)	(912)	(4,391)	(435)	173,518	262,790

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,403	5,094	204	17,130	5,186	48	(173)
Capital gain distributions	-	-	35,569	-	-	-	-

Net realized gain (loss) on investments	1,403	5,094	35,773	17,130	5,186	48	(173)

Change in net unrealized appreciation (depreciation) on investments	158,701	195,326	62,569	44,365	104,858	796,750	373,071

Net realized and unrealized gain (loss) on investments	160,104	200,420	98,342	61,495	110,044	796,798	372,898

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$171,888	$197,834	$97,430	$57,104	$109,609	$970,316	$635,688

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund
INVESTMENT INCOME:
Dividend income	$15,115	$13,960	$7,845	$56,945	$26,447	$4,703	$-

EXPENSES:
Mortality and expense risk and admin	12,191	1,812	21,598	23,449	5,747	855	943

NET INVESTMENT INCOME (LOSS)	2,924	12,148	(13,753)	33,496	20,700	3,848	(943)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(9,089)	(629)	23,450	41,122	(27,780)	1,673	(25,583)
Capital gain distributions	112,208	-	127,369	-	40,988	19,050	-

Net realized gain (loss) on investments	103,119	(629)	150,819	41,122	13,208	20,723	(25,583)

Change in net unrealized appreciation (depreciation) on investments	403,532	45,408	1,888,808	1,362,676	(66,694)	41,809	107,682

Net realized and unrealized gain (loss) on investments	506,651	44,779	2,039,627	1,403,798	(53,486)	62,532	82,099

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$509,575	$56,927	$2,025,874	$1,437,294	$(32,786)	$66,380	$81,156

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$111,798	$985	$411	$44,531	$10,935	$-	$12,494

EXPENSES:
Mortality and expense risk and admin	8,249	109	105	17,532	7,770	3,983	863

NET INVESTMENT INCOME (LOSS)	103,549	876	306	26,999	3,165	(3,983)	11,631

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(23,763)	897	(1,775)	4,202	(3,926)	(52,003)	(5,182)
Capital gain distributions	135,535	2,144	1,890	511,068	118,544	-	-

Net realized gain (loss) on investments	111,772	3,041	115	515,270	114,618	(52,003)	(5,182)

Change in net unrealized appreciation (depreciation) on investments	(62,344)	5,223	3,096	(20,610)	150,630	328,280	14,037

Net realized and unrealized gain (loss) on investments	49,428	8,264	3,211	494,660	265,248	276,277	8,855

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$152,977	$9,140	$3,517	$521,659	$268,413	$272,294	$20,486

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Invesco V.I. Balanced- Risk Allocation Fund Class, Series II
INVESTMENT INCOME:
Dividend income	$16,440	$-	$904	$3,915	$-	$3,593	$-

EXPENSES:
Mortality and expense risk and admin	1,893	3,227	399	980	6,422	610	2,269

NET INVESTMENT INCOME (LOSS)	14,547	(3,227)	505	2,935	(6,422)	2,983	(2,269)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(10,718)	(16,646)	(8,442)	959	9,933	(894)	(11,201)
Capital gain distributions	-	6,153	3,064	-	73,380	-	-

Net realized gain (loss) on investments	(10,718)	(10,493)	(5,378)	959	83,313	(894)	(11,201)

Change in net unrealized appreciation (depreciation) on investments	25,663	158,218	18,883	61,165	435,376	25,991	62,985

Net realized and unrealized gain (loss) on investments	14,945	147,725	13,505	62,124	518,689	25,097	51,784

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,492	$144,498	$14,010	$65,059	$512,267	$28,080	$49,515

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II
INVESTMENT INCOME:
Dividend income	$16,177	$21,879	$28,600	$-	$-	$12,151	$8,316

EXPENSES:
Mortality and expense risk and admin	2,251	5,234	6,262	4,883	5,513	3,254	1,806

NET INVESTMENT INCOME (LOSS)	13,926	16,645	22,338	(4,883)	(5,513)	8,897	6,510

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,873	5,451	(2,766)	29,919	30,279	(9,883)	(1,720)
Capital gain distributions	116,504	-	86,829	877	154,137	-	-

Net realized gain (loss) on investments	119,377	5,451	84,063	30,796	184,416	(9,883)	(1,720)

Change in net unrealized appreciation (depreciation) on investments	(44,479)	133,004	31,187	172,796	224,449	85,681	46,937

Net realized and unrealized gain (loss) on investments	74,898	138,455	115,250	203,592	408,865	75,798	45,217

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$88,824	$155,100	$137,588	$198,709	$403,352	$84,695	$51,727

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Sustainable Equity Fund	Janus Henderson Overseas Fund, Class S
INVESTMENT INCOME:
Dividend income	$12,262	$3,180	$16,197	$80,949	$448	$69	$2,284

EXPENSES:
Mortality and expense risk and admin	2,608	2,869	6,291	7,421	407	63	600

NET INVESTMENT INCOME (LOSS)	9,654	311	9,906	73,528	41	6	1,684

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,049	(88,076)	4,031	-	3,761	5	2,869
Capital gain distributions	119,930	45,406	-	-	-	-	-

Net realized gain (loss) on investments	121,979	(42,670)	4,031	-	3,761	5	2,869

Change in net unrealized appreciation (depreciation) on investments	(5,803)	197,021	265,192	-	39,440	2,837	16,578

Net realized and unrealized gain (loss) on investments	116,176	154,351	269,223	-	43,201	2,842	19,447

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$125,830	$154,662	$279,129	$73,528	$43,242	$2,848	$21,131

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio
INVESTMENT INCOME:
Dividend income	$115,874	$-	$164,946	$985	$-	$4,243	$54,334

EXPENSES:
Mortality and expense risk and admin	23,394	365	10,619	859	170	2,379	4,189

NET INVESTMENT INCOME (LOSS)	92,480	(365)	154,327	126	(170)	1,864	50,145

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	5,088	17	2,065	(34,400)	(29)	(45,494)	936
Capital gain distributions	-	-	-	5,786	-	30,703	-

Net realized gain (loss) on investments	5,088	17	2,065	(28,614)	(29)	(14,791)	936

Change in net unrealized appreciation (depreciation) on investments	607,804	27,242	31,094	71,232	4,658	116,577	4,521

Net realized and unrealized gain (loss) on investments	612,892	27,259	33,159	42,618	4,629	101,786	5,457

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$705,372	$26,894	$187,486	$42,744	$4,459	$103,650	$55,602

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Core Equity Portfolio, Service Class	MFS Growth Series, Service Class	MFS International Growth Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS Mid Cap Growth Series, Service Class	MFS Research International Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$51	$-	$-	$474

EXPENSES:
Mortality and expense risk and admin	143	118	3	39	17	178	100

NET INVESTMENT INCOME (LOSS)	(143)	(118)	(3)	12	(17)	(178)	374

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	8	3	-	(12)	-	24	(31)
Capital gain distributions	-	3,380	-	822	-	1,094	-

Net realized gain (loss) on investments	8	3,383	-	810	-	1,118	(31)

Change in net unrealized appreciation (depreciation) on investments	16,839	2,637	116	977	1,758	6,923	1,681

Net realized and unrealized gain (loss) on investments	16,847	6,020	116	1,787	1,758	8,041	1,650

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$16,704	$5,902	$113	$1,799	$1,741	$7,863	$2,024

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Discovery Portfolio	Morgan Stanley VIF Global Franchise Portfolio, Class II	Morgan Stanley VIF Global Infrastructure Portfolio	Morgan Stanley VIF Global Strategist Portfolio	Morgan Stanley VIF Growth Portfolio	PIMCO All Asset Portfolio
INVESTMENT INCOME:
Dividend income	$2,320	$-	$1,406	$148	$-	$-	$14,044

EXPENSES:
Mortality and expense risk and admin	217	30	651	21	6	83	1,466

NET INVESTMENT INCOME (LOSS)	2,103	(30)	755	127	(6)	(83)	12,578

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,177)	2	6,344	(1,058)	2,218	(5,931)	(28)
Capital gain distributions	-	-	14,757	916	-	-	-

Net realized gain (loss) on investments	(2,177)	2	21,101	(142)	2,218	(5,931)	(28)

Change in net unrealized appreciation (depreciation) on investments	1,895	4,017	(2,821)	-	11	17,272	24,660

Net realized and unrealized gain (loss) on investments	(282)	4,019	18,280	(142)	2,229	11,341	24,632

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,821	$3,989	$19,035	$(15)	$2,223	$11,258	$37,210

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Diversified Allocation Portfolio	PIMCO High Yield Portfolio, Advisor Class	PIMCO Income Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class
INVESTMENT INCOME:
Dividend income	$118,164	$2,223	$3,731	$41,937	$100,712	$5,446	$108,649

EXPENSES:
Mortality and expense risk and admin	3,208	95	487	2,508	5,291	943	11,023

NET INVESTMENT INCOME (LOSS)	114,956	2,128	3,244	39,429	95,421	4,503	97,626

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(10,558)	(17)	(1,015)	(1,334)	(163)	(3,118)	(33,942)
Capital gain distributions	-	-	-	-	-	-	-

Net realized gain (loss) on investments	(10,558)	(17)	(1,015)	(1,334)	(163)	(3,118)	(33,942)

Change in net unrealized appreciation (depreciation) on investments	(172,233)	3,355	12,295	54,852	67,415	37,633	65,334

Net realized and unrealized gain (loss) on investments	(182,791)	3,338	11,280	53,518	67,252	34,515	31,392

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(67,835)	$5,466	$14,524	$92,947	$162,673	$39,018	$129,018

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$74,655	$226,959	$229,091	$18,883	$8,168	$44,463	$618

EXPENSES:
Mortality and expense risk and admin	9,861	17,733	23,477	4,966	2,183	10,829	152

NET INVESTMENT INCOME (LOSS)	64,794	209,226	205,614	13,917	5,985	33,634	466

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	809	2,000	12,950	(221,307)	(7,130)	(219,850)	(34)
Capital gain distributions	-	-	-	25,614	34,524	-	8,099

Net realized gain (loss) on investments	809	2,000	12,950	(195,693)	27,394	(219,850)	8,065

Change in net unrealized appreciation (depreciation) on investments	13,968	64,542	155,252	317,334	43,559	621,407	8,553

Net realized and unrealized gain (loss) on investments	14,777	66,542	168,202	121,641	70,953	401,557	16,618

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$79,571	$275,768	$373,816	$135,558	$76,938	$435,191	$17,084

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$2,187,382	$1,830,626	$159,922	$241,921	$105,751	$13,048	$-

EXPENSES:
Mortality and expense risk and admin	182,481	522,747	34,621	55,387	27,923	19,776	5,294

NET INVESTMENT INCOME (LOSS)	2,004,901	1,307,879	125,301	186,534	77,828	(6,728)	(5,294)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	-	57,519	13,549	13,707	9,270	34,333	32,721
Capital gain distributions	81	-	-	-	-	374,917	-

Net realized gain (loss) on investments	81	57,519	13,549	13,707	9,270	409,250	32,721

Change in net unrealized appreciation (depreciation) on investments	-	27,687,064	859,022	1,699,769	1,005,186	725,747	495,182

Net realized and unrealized gain (loss) on investments	81	27,744,583	872,571	1,713,476	1,014,456	1,134,997	527,903

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,004,982	$29,052,462	$997,872	$1,900,010	$1,092,284	$1,128,269	$522,609

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II
INVESTMENT INCOME:
Dividend income	$-	$43,018	$22,436	$1,444	$-	$62,398

EXPENSES:
Mortality and expense risk and admin	3,909	7,238	3,515	219	1,676	5,560

NET INVESTMENT INCOME (LOSS)	(3,909)	35,780	18,921	1,225	(1,676)	56,838

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(16,626)	(2,596)	306	(3,552)	133	(921)
Capital gain distributions	33,711	5,298	814	-	-	-

Net realized gain (loss) on investments	17,085	2,702	1,120	(3,552)	133	(921)

Change in net unrealized appreciation (depreciation) on investments	(2,580)	221,123	104,899	14,551	21,655	40,795

Net realized and unrealized gain (loss) on investments	14,505	223,825	106,019	10,999	21,788	39,874

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,596	$259,605	$124,940	$12,224	$20,112	$96,712

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Century Investments VP Balanced Fund, Class I	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP International Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,703	$(14,175)	$23,311	$(1,652)	$5,519	$10,577	$(400)
Net realized gain (loss) on investments	57,479	343,691	181,565	(487)	53	4,786	(99)
Change in net unrealized appreciation (depreciation) on investments	42,653	879,826	62,512	65,994	36,035	89,760	(1,932)

Net increase (decrease) in net assets resulting from operations	102,835	1,209,342	267,388	63,855	41,607	105,123	(2,431)

CONTRACT TRANSACTIONS:
Contract owners' net payments	16,841	210,112	68,867	127,765	475,636	738,374	156,845
Contract maintenance charges	(578)	(18,226)	(9,585)	(1,531)	(412)	(2,803)	-
Contract owners' benefits	(1,459)	(69,093)	(558,036)	(1,873)	(17,647)	(19,025)	-
Net transfers (to) from the Company and/or Subaccounts	49,521	377,927	162,450	6,819	(2)	(2,882)	52,245

Increase (decrease) in net assets resulting from Contract transactions	64,325	500,720	(336,304)	131,180	457,575	713,664	209,090

Total increase (decrease) in net assets	167,160	1,710,062	(68,916)	195,035	499,182	818,787	206,659

NET ASSETS:
Beginning of period	573,964	3,332,221	2,790,078	361,744	39,345	523,036	-

End of period	$741,124	$5,042,283	$2,721,162	$556,779	$538,527	$1,341,823	$206,659

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Century Investments VP Ultra Fund, Class I	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Bond Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,062)	$333,162	$24,596	$(162)	$31,136	$17,516	$(2,900)
Net realized gain (loss) on investments	9,010	830,907	(8,012)	6	6,598	464,614	11,000
Change in net unrealized appreciation (depreciation) on investments	135,621	1,599,786	67,958	3,503	325,826	676,530	141,287

Net increase (decrease) in net assets resulting from operations	142,569	2,763,855	84,542	3,347	363,560	1,158,660	149,387

CONTRACT TRANSACTIONS:
Contract owners' net payments	565,396	1,076,974	-	-	354,422	490,107	134,977
Contract maintenance charges	(88)	(34,895)	(5,450)	(564)	(5,176)	(8,584)	(2,457)
Contract owners' benefits	(37,414)	(2,276,330)	(156,402)	(1,634)	(131,015)	(206,762)	(18,232)
Net transfers (to) from the Company and/or Subaccounts	782,660	(2,181,644)	22,528	55,561	252,383	57,867	(223,010)

Increase (decrease) in net assets resulting from Contract transactions	1,310,554	(3,415,895)	(139,324)	53,363	470,614	332,628	(108,722)

Total increase (decrease) in net assets	1,453,123	(652,040)	(54,782)	56,710	834,174	1,491,288	40,665

NET ASSETS:
Beginning of period	68,183	22,768,102	1,103,611	21,111	1,547,393	5,227,126	1,009,853

End of period	$1,521,306	$22,116,062	$1,048,829	$77,821	$2,381,567	$6,718,414	$1,050,518

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund,Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(21,062)	$35,653	$15,340	$22,161	$195,975	$55,138	$38,798
Net realized gain (loss) on investments	561,367	233,425	(788)	4,998	578	(6,112)	46,259
Change in net unrealized appreciation (depreciation) on investments	2,374,818	719,161	248,582	323,026	86,154	(9,214)	329,502

Net increase (decrease) in net assets resulting from operations	2,915,123	988,239	263,134	350,185	282,707	39,812	414,559

CONTRACT TRANSACTIONS:
Contract owners' net payments	460,445	486,546	194,892	177,434	465,755	34,935	894,250
Contract maintenance charges	(24,194)	(9,473)	(5,744)	(4,425)	(35,524)	(6,014)	(9,535)
Contract owners' benefits	(309,237)	(163,419)	(66,809)	(17,453)	(627,219)	(21,416)	(212,984)
Net transfers (to) from the Company and/or Subaccounts	(227,967)	(292,721)	38,257	(106,419)	288,597	(40,371)	(468,412)

Increase (decrease) in net assets resulting from Contract transactions	(100,953)	20,933	160,596	49,137	91,609	(32,866)	203,319

Total increase (decrease) in net assets	2,814,170	1,009,172	423,730	399,322	374,316	6,946	617,878

NET ASSETS:
Beginning of period	7,901,455	3,933,047	1,689,700	2,278,817	6,475,916	1,823,774	2,471,617

End of period	$10,715,625	$4,942,219	$2,113,430	$2,678,139	$6,850,232	$1,830,720	$3,089,495

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$185,675	$45,183	$15,677	$16,318	$(597)	$(7,997)	$(8,082)
Net realized gain (loss) on investments	9,207	2,784	43,627	137,368	5,899	18,795	(40,922)
Change in net unrealized appreciation (depreciation) on investments	1,245,808	183,455	509,861	(25,580)	54,450	233,974	208,408

Net increase (decrease) in net assets resulting from operations	1,440,690	231,422	569,165	128,106	59,752	244,772	159,404

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,458,618	70,313	110,504	197,897	-	31,321	51,981
Contract maintenance charges	(31,164)	(8,335)	(9,819)	(4,944)	(758)	(2,258)	(3,709)
Contract owners' benefits	(165,442)	(49,156)	(343,235)	(31,570)	(5,131)	(18,445)	(26,476)
Net transfers (to) from the Company and/or Subaccounts	(860)	40,123	(272,054)	(127,667)	278,426	(94,503)	(161,310)

Increase (decrease) in net assets resulting from Contract transactions	2,261,152	52,945	(514,604)	33,716	272,537	(83,885)	(139,514)

Total increase (decrease) in net assets	3,701,842	284,367	54,561	161,822	332,289	160,887	19,890

NET ASSETS:
Beginning of period	8,574,303	1,900,607	3,182,148	898,058	66,218	2,045,070	2,109,444

End of period	$12,276,145	$2,184,974	$3,236,709	$1,059,880	$398,507	$2,205,957	$2,129,334

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Balanced Fund, Class 2	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager Growth Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12,539)	$41,782	$17,791	$(4,032)	$30,239	$93,264	$8,864
Net realized gain (loss) on investments	5,194	(23,765)	3,907	(9,363)	2,652	(25,899)	2,727
Change in net unrealized appreciation (depreciation) on investments	716,009	85,309	25,937	91,247	53,698	184,511	65,672

Net increase (decrease) in net assets resulting from operations	708,664	103,326	47,635	77,852	86,589	251,876	77,263

CONTRACT TRANSACTIONS:
Contract owners' net payments	135,674	96,051	101,432	19,521	36,225	20,502	62,505
Contract maintenance charges	(2,529)	(16,564)	(2,090)	(1,220)	(5,131)	(18,875)	(14)
Contract owners' benefits	(177,904)	(444,324)	(5,504)	(241,729)	(159,291)	(602,761)	(19,606)
Net transfers (to) from the Company and/or Subaccounts	377,625	42,037	25,566	(83,745)	37,066	75,342	227,479

Increase (decrease) in net assets resulting from Contract transactions	332,866	(322,800)	119,404	(307,173)	(91,131)	(525,792)	270,364

Total increase (decrease) in net assets	1,041,530	(219,474)	167,039	(229,321)	(4,542)	(273,916)	347,627

NET ASSETS:
Beginning of period	3,357,563	2,448,647	682,987	1,100,082	982,669	5,877,210	341,744

End of period	$4,399,093	$2,229,173	$850,026	$870,761	$978,127	$5,603,294	$689,371

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Asset Manager Portfolio, Service Class 2	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,236	$204,002	$143,965	$34,192	$38,674	$79,298	$11,762
Net realized gain (loss) on investments	714	554,560	6,471	(25,919)	(157)	(1,588)	11,223
Change in net unrealized appreciation (depreciation) on investments	7,302	2,494,961	213,792	(22,588)	382,049	103,722	9,040

Net increase (decrease) in net assets resulting from operations	10,252	3,253,523	364,228	(14,315)	420,566	181,432	32,025

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	4,419,811	2,509,749	58,006	747,926	245,967	590,251
Contract maintenance charges	(1,195)	(28,771)	(10,676)	(879)	(3,649)	(9,657)	(3)
Contract owners' benefits	(2,301)	(2,085,130)	(262,565)	(136,070)	(38,911)	(267,624)	(390,460)
Net transfers (to) from the Company and/or Subaccounts	61,794	839,455	773,043	(146,452)	110,624	(2,769)	9,616

Increase (decrease) in net assets resulting from Contract transactions	58,298	3,145,365	3,009,551	(225,395)	815,990	(34,083)	209,404

Total increase (decrease) in net assets	68,550	6,398,888	3,373,779	(239,710)	1,236,556	147,349	241,429

NET ASSETS:
Beginning of period	57,971	13,950,310	5,204,341	1,822,499	1,953,701	2,371,201	369,501

End of period	$126,521	$20,349,198	$8,578,120	$1,582,789	$3,190,257	$2,518,550	$610,930

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP FundsManager 85% Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Growth Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$11,784	$(2,586)	$(912)	$(4,391)	$(435)	$173,518	$262,790
Net realized gain (loss) on investments	1,403	5,094	35,773	17,130	5,186	48	(173)
Change in net unrealized appreciation (depreciation) on investments	158,701	195,326	62,569	44,365	104,858	796,750	373,071

Net increase (decrease) in net assets resulting from operations	171,888	197,834	97,430	57,104	109,609	970,316	635,688

CONTRACT TRANSACTIONS:
Contract owners' net payments	171,946	103,602	516,900	160,014	142,231	1,839,637	2,926,944
Contract maintenance charges	(1,971)	(4)	(932)	(4,209)	(1,721)	(11,291)	(20,230)
Contract owners' benefits	(189,656)	(1,998)	(2,488)	(25,546)	(70,217)	(188,193)	(598,657)
Net transfers (to) from the Company and/or Subaccounts	91,740	691,724	364,350	(300,667)	192,800	301,382	654,000

Increase (decrease) in net assets resulting from Contract transactions	72,059	793,324	877,830	(170,408)	263,093	1,941,535	2,962,057

Total increase (decrease) in net assets	243,947	991,158	975,260	(113,304)	372,702	2,911,851	3,597,745

NET ASSETS:
Beginning of period	973,957	218,689	-	1,317,220	283,853	5,382,981	9,207,118

End of period	$1,217,904	$1,209,847	$975,260	$1,203,916	$656,555	$8,294,832	$12,804,863

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,924	$12,148	$(13,753)	$33,496	$20,700	$3,848	$(943)
Net realized gain (loss) on investments	103,119	(629)	150,819	41,122	13,208	20,723	(25,583)
Change in net unrealized appreciation (depreciation) on investments	403,532	45,408	1,888,808	1,362,676	(66,694)	41,809	107,682

Net increase (decrease) in net assets resulting from operations	509,575	56,927	2,025,874	1,437,294	(32,786)	66,380	81,156

CONTRACT TRANSACTIONS:
Contract owners' net payments	332,280	329,024	930,358	905,274	49,532	289,522	-
Contract maintenance charges	(16,392)	(2,065)	(6,215)	(10,549)	(3,552)	(736)	(403)
Contract owners' benefits	(378,049)	(33,000)	(351,562)	(793,179)	(62,015)	(19,236)	(45,136)
Net transfers (to) from the Company and/or Subaccounts	156,477	49,996	1,759,982	(51,363)	(322,236)	28,954	31,836

Increase (decrease) in net assets resulting from Contract transactions	94,316	343,955	2,332,563	50,183	(338,271)	298,504	(13,703)

Total increase (decrease) in net assets	603,891	400,882	4,358,437	1,487,477	(371,057)	364,884	67,453

NET ASSETS:
Beginning of period	3,550,729	308,628	3,253,241	5,629,780	1,450,383	165,075	192,754

End of period	$4,154,620	$709,510	$7,611,678	$7,117,257	$1,079,326	$529,959	$260,207

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$103,549	$876	$306	$26,999	$3,165	$(3,983)	$11,631
Net realized gain (loss) on investments	111,772	3,041	115	515,270	114,618	(52,003)	(5,182)
Change in net unrealized appreciation (depreciation) on investments	(62,344)	5,223	3,096	(20,610)	150,630	328,280	14,037

Net increase (decrease) in net assets resulting from operations	152,977	9,140	3,517	521,659	268,413	272,294	20,486

CONTRACT TRANSACTIONS:
Contract owners' net payments	83,865	-	-	1,377,675	347,613	33,524	22
Contract maintenance charges	(3,823)	(209)	-	(11,803)	(7,088)	(3,509)	(555)
Contract owners' benefits	(324,644)	(7,036)	(4,269)	(194,496)	(81,510)	(23,420)	(23,056)
Net transfers (to) from the Company and/or Subaccounts	9,868	13,017	(1,235)	163,123	69,322	(78,406)	(17,897)

Increase (decrease) in net assets resulting from Contract transactions	(234,734)	5,772	(5,504)	1,334,499	328,337	(71,811)	(41,486)

Total increase (decrease) in net assets	(81,757)	14,912	(1,987)	1,856,158	596,750	200,483	(21,000)

NET ASSETS:
Beginning of period	2,020,096	40,701	24,489	3,542,229	1,991,778	1,065,944	289,255

End of period	$1,938,339	$55,613	$22,502	$5,398,387	$2,588,528	$1,266,427	$268,255

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,547	$(3,227)	$505	$2,935	$(6,422)	$2,983	$(2,269)
Net realized gain (loss) on investments	(10,718)	(10,493)	(5,378)	959	83,313	(894)	(11,201)
Change in net unrealized appreciation (depreciation) on investments	25,663	158,218	18,883	61,165	435,376	25,991	62,985

Net increase (decrease) in net assets resulting from operations	29,492	144,498	14,010	65,059	512,267	28,080	49,515

CONTRACT TRANSACTIONS:
Contract owners' net payments	22,654	90,989	-	103,824	-	-	-
Contract maintenance charges	(3,725)	(1,880)	(1,045)	(1,180)	(3,062)	(804)	(6,654)
Contract owners' benefits	(48,767)	(5,296)	(24,026)	(6,154)	(203,564)	-	(5,415)
Net transfers (to) from the Company and/or Subaccounts	(22,462)	(59,288)	(35,011)	93,462	209,998	3,289	(91,404)

Increase (decrease) in net assets resulting from Contract transactions	(52,300)	24,525	(60,082)	189,952	3,372	2,485	(103,473)

Total increase (decrease) in net assets	(22,808)	169,023	(46,072)	255,011	515,639	30,565	(53,958)

NET ASSETS:
Beginning of period	589,947	791,862	176,220	215,366	1,241,967	188,641	863,472

End of period	$567,139	$960,885	$130,148	$470,377	$1,757,606	$219,206	$809,514

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,926	$16,645	$22,338	$(4,883)	$(5,513)	$8,897	$6,510
Net realized gain (loss) on investments	119,377	5,451	84,063	30,796	184,416	(9,883)	(1,720)
Change in net unrealized appreciation (depreciation) on investments	(44,479)	133,004	31,187	172,796	224,449	85,681	46,937

Net increase (decrease) in net assets resulting from operations	88,824	155,100	137,588	198,709	403,352	84,695	51,727

CONTRACT TRANSACTIONS:
Contract owners' net payments	167,361	193,927	102,360	-	294,122	63,170	922,654
Contract maintenance charges	(3,265)	(3,417)	(7,478)	(1,615)	(1,683)	(2,582)	(1,828)
Contract owners' benefits	(11,164)	(149,280)	(54,372)	(3,659)	(62,201)	(136,172)	(31,930)
Net transfers (to) from the Company and/or Subaccounts	121,158	31,935	194,861	(148,210)	(167,087)	82,625	35,700

Increase (decrease) in net assets resulting from Contract transactions	274,090	73,165	235,371	(153,484)	63,151	7,041	924,596

Total increase (decrease) in net assets	362,914	228,265	372,959	45,225	466,503	91,736	976,323

NET ASSETS:
Beginning of period	648,285	1,213,774	1,311,578	1,207,272	1,190,740	967,741	481,233

End of period	$1,011,199	$1,442,039	$1,684,537	$1,252,497	$1,657,243	$1,059,477	$1,457,556

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Forty Fund, Class S	Janus Henderson Global Sustainable Equity Fund	Janus Henderson Overseas Fund, Class S

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$9,654	$311	$9,906	$73,528	$41	$6	$1,684
Net realized gain (loss) on investments	121,979	(42,670)	4,031	-	3,761	5	2,869
Change in net unrealized appreciation (depreciation) on investments	(5,803)	197,021	265,192	-	39,440	2,837	16,578

Net increase (decrease) in net assets resulting from operations	125,830	154,662	279,129	73,528	43,242	2,848	21,131

CONTRACT TRANSACTIONS:
Contract owners' net payments	786,565	461	258,563	75,000	71,381	-	74,079
Contract maintenance charges	(4,932)	(1,199)	(1,786)	(9,828)	(135)	-	(241)
Contract owners' benefits	(51,852)	(8,256)	(73,579)	(1,322,176)	(511)	-	-
Net transfers (to) from the Company and/or Subaccounts	31,967	(604,324)	274,699	350,877	287,405	-	139,803

Increase (decrease) in net assets resulting from Contract transactions	761,748	(613,318)	457,897	(906,127)	358,140	-	213,641

Total increase (decrease) in net assets	887,578	(458,656)	737,026	(832,599)	401,382	2,848	234,772

NET ASSETS:
Beginning of period	449,588	942,954	1,382,542	1,884,877	-	12,550	65,710

End of period	$1,337,166	$484,298	$2,119,568	$1,052,278	$401,382	$15,398	$300,482

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$92,480	$(365)	$154,327	$126	$(170)	$1,864	$50,145
Net realized gain (loss) on investments	5,088	17	2,065	(28,614)	(29)	(14,791)	936
Change in net unrealized appreciation (depreciation) on investments	607,804	27,242	31,094	71,232	4,658	116,577	4,521

Net increase (decrease) in net assets resulting from operations	705,372	26,894	187,486	42,744	4,459	103,650	55,602

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,406,521	-	183,255	-	-	56,097	176,509
Contract maintenance charges	(3,199)	(120)	(11,616)	(1,820)	(249)	(1,941)	(7,009)
Contract owners' benefits	(21,840)	-	(135,691)	(28,243)	-	(6,961)	(28,898)
Net transfers (to) from the Company and/or Subaccounts	481,620	208,859	219,513	(243,547)	102,094	(329,449)	(86,661)

Increase (decrease) in net assets resulting from Contract transactions	4,863,102	208,739	255,461	(273,610)	101,845	(282,254)	53,941

Total increase (decrease) in net assets	5,568,474	235,633	442,947	(230,866)	106,304	(178,604)	109,543

NET ASSETS:
Beginning of period	1,942,557	22,876	2,864,486	406,374	27,303	697,546	1,105,600

End of period	$7,511,031	$258,509	$3,307,433	$175,508	$133,607	$518,942	$1,215,143

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Core Equity Portfolio, Service Class	MFS Growth Series, Service Class	MFS International Growth Portfolio, Service Class	MFS International Intrinsic Value Portfolio, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS Mid Cap Growth Series, Service Class	MFS Research International Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(143)	$(118)	$(3)	$12	$(17)	$(178)	$374
Net realized gain (loss) on investments	8	3,383	-	810	-	1,118	(31)
Change in net unrealized appreciation (depreciation) on investments	16,839	2,637	116	977	1,758	6,923	1,681

Net increase (decrease) in net assets resulting from operations	16,704	5,902	113	1,799	1,741	7,863	2,024

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	18,062	-	4,550	-
Contract maintenance charges	-	-	-	(39)	-	(119)	-
Contract owners' benefits	-	-	-	(245)	-	(195)	(2,510)
Net transfers (to) from the Company and/or Subaccounts	128,429	47,332	2,150	10,946	44,507	65,445	59,962

Increase (decrease) in net assets resulting from Contract transactions	128,429	47,332	2,150	28,724	44,507	69,681	57,452

Total increase (decrease) in net assets	145,133	53,234	2,263	30,523	46,248	77,544	59,476

NET ASSETS:
Beginning of period	-	-	-	-	-	-	-

End of period	$145,133	$53,234	$2,263	$30,523	$46,248	$77,544	$59,476

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Discovery Portfolio	Morgan Stanley VIF Global Franchise Portfolio, Class II	Morgan Stanley VIF Global Infrastructure Portfolio	Morgan Stanley VIF Global Strategist Portfolio	Morgan Stanley VIF Growth Portfolio	PIMCO All Asset Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,103	$(30)	$755	$127	$(6)	$(83)	$12,578
Net realized gain (loss) on investments	(2,177)	2	21,101	(142)	2,218	(5,931)	(28)
Change in net unrealized appreciation (depreciation) on investments	1,895	4,017	(2,821)	-	11	17,272	24,660

Net increase (decrease) in net assets resulting from operations	1,821	3,989	19,035	(15)	2,223	11,258	37,210

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	130,462	-	-	-	3,562
Contract maintenance charges	(170)	(12)	(15)	-	(48)	(162)	(3,191)
Contract owners' benefits	(564)	-	(78,020)	-	-	-	(22,215)
Net transfers (to) from the Company and/or Subaccounts	(55,242)	95,498	(175,295)	15	(44,359)	(46,397)	(6,526)

Increase (decrease) in net assets resulting from Contract transactions	(55,976)	95,486	(122,868)	15	(44,407)	(46,559)	(28,370)

Total increase (decrease) in net assets	(54,155)	99,475	(103,833)	-	(42,184)	(35,301)	8,840

NET ASSETS:
Beginning of period	54,155	-	103,833	-	42,184	49,814	497,641

End of period	$-	$99,475	$-	$-	$-	$14,513	$506,481

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Diversified Allocation Portfolio	PIMCO High Yield Portfolio, Advisor Class	PIMCO Income Portfolio	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$114,956	$2,128	$3,244	$39,429	$95,421	$4,503	$97,626
Net realized gain (loss) on investments	(10,558)	(17)	(1,015)	(1,334)	(163)	(3,118)	(33,942)
Change in net unrealized appreciation (depreciation) on investments	(172,233)	3,355	12,295	54,852	67,415	37,633	65,334

Net increase (decrease) in net assets resulting from operations	(67,835)	5,466	14,524	92,947	162,673	39,018	129,018

CONTRACT TRANSACTIONS:
Contract owners' net payments	28,184	29,178	-	162,457	861,266	-	97,285
Contract maintenance charges	(341)	(112)	(185)	(2,048)	(9,063)	(2,543)	(6,680)
Contract owners' benefits	-	-	(1,864)	(5,549)	(74,557)	(9,407)	(589,461)
Net transfers (to) from the Company and/or Subaccounts	(147,679)	49,338	(5,145)	(136,004)	637,711	486,901	(141,955)

Increase (decrease) in net assets resulting from Contract transactions	(119,836)	78,404	(7,194)	18,856	1,415,357	474,951	(640,811)

Total increase (decrease) in net assets	(187,671)	83,870	7,330	111,803	1,578,030	513,969	(511,793)

NET ASSETS:
Beginning of period	831,019	-	112,253	802,984	1,552,086	168,308	3,253,184

End of period	$643,348	$83,870	$119,583	$914,787	$3,130,116	$682,277	$2,741,391

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$64,794	$209,226	$205,614	$13,917	$5,985	$33,634	$466
Net realized gain (loss) on investments	809	2,000	12,950	(195,693)	27,394	(219,850)	8,065
Change in net unrealized appreciation (depreciation) on investments	13,968	64,542	155,252	317,334	43,559	621,407	8,553

Net increase (decrease) in net assets resulting from operations	79,571	275,768	373,816	135,558	76,938	435,191	17,084

CONTRACT TRANSACTIONS:
Contract owners' net payments	132,150	885,578	577,301	-	-	694,977	-
Contract maintenance charges	(3,950)	(17,584)	(25,252)	(15,713)	(1,032)	(13,198)	(347)
Contract owners' benefits	(47,739)	(413,280)	(84,008)	(1,225,178)	(90,171)	(2,310,493)	(1,065)
Net transfers (to) from the Company and/or Subaccounts	(110,955)	485,888	384,679	50,352	(725)	(77,172)	38,521

Increase (decrease) in net assets resulting from Contract transactions	(30,494)	940,602	852,720	(1,190,539)	(91,928)	(1,705,886)	37,109

Total increase (decrease) in net assets	49,077	1,216,370	1,226,536	(1,054,981)	(14,990)	(1,270,695)	54,193

NET ASSETS:
Beginning of period	2,526,173	4,180,744	6,039,887	1,828,881	448,724	4,195,397	47,384

End of period	$2,575,250	$5,397,114	$7,266,423	$773,900	$433,734	$2,924,702	$101,577

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,004,901	$1,307,879	$125,301	$186,534	$77,828	$(6,728)	$(5,294)
Net realized gain (loss) on investments	81	57,519	13,549	13,707	9,270	409,250	32,721
Change in net unrealized appreciation (depreciation) on investments	-	27,687,064	859,022	1,699,769	1,005,186	725,747	495,182

Net increase (decrease) in net assets resulting from operations	2,004,982	29,052,462	997,872	1,900,010	1,092,284	1,128,269	522,609

CONTRACT TRANSACTIONS:
Contract owners' net payments	46,242,822	26,700,623	816,645	3,769,297	1,221,795	591,893	143,801
Contract maintenance charges	(66,807)	(139,565)	(16,367)	(26,715)	(4,870)	(3,109)	(3,630)
Contract owners' benefits	(3,824,443)	(6,550,971)	(344,022)	(1,304,300)	(142,290)	(816,005)	(55,705)
Net transfers (to) from the Company and/or Subaccounts	(18,864,531)	12,276,790	(152,679)	201,837	258,374	425,652	90,677

Increase (decrease) in net assets resulting from Contract transactions	23,487,041	32,286,877	303,577	2,640,119	1,333,009	198,431	175,143

Total increase (decrease) in net assets	25,492,023	61,339,339	1,301,449	4,540,129	2,425,293	1,326,700	697,752

NET ASSETS:
Beginning of period	34,771,346	98,401,607	8,491,903	11,926,920	5,784,914	4,366,028	1,073,807

End of period	$60,263,369	$159,740,946	$9,793,352	$16,467,049	$8,210,207	$5,692,728	$1,771,559

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2	Western Asset Core Plus VIT Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,909)	$35,780	$18,921	$1,225	$(1,676)	$56,838
Net realized gain (loss) on investments	17,085	2,702	1,120	(3,552)	133	(921)
Change in net unrealized appreciation (depreciation) on investments	(2,580)	221,123	104,899	14,551	21,655	40,795

Net increase (decrease) in net assets resulting from operations	10,596	259,605	124,940	12,224	20,112	96,712

CONTRACT TRANSACTIONS:
Contract owners' net payments	77,417	18,651	105,532	-	29,831	190,870
Contract maintenance charges	(2,678)	(4,796)	(4,345)	(67)	(2,869)	(7,830)
Contract owners' benefits	(57,470)	(86,635)	(7,952)	(499)	(14,934)	(32,429)
Net transfers (to) from the Company and/or Subaccounts	(280,064)	(93,393)	967	(52,044)	30,857	180,950

Increase (decrease) in net assets resulting from Contract transactions	(262,795)	(166,173)	94,202	(52,610)	42,885	331,561

Total increase (decrease) in net assets	(252,199)	93,432	219,142	(40,386)	62,997	428,273

NET ASSETS:
Beginning of period	1,163,751	1,861,187	989,785	89,177	616,810	1,429,935

End of period	$911,552	$1,954,619	$1,208,927	$48,791	$679,807	$1,858,208

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	AB VPS Discovery Value Portfolio, Class B	AB VPS Large Cap Growth Portfolio, Class B	AB VPS Relative Value Portfolio, Class B	AB VPS Small Cap Growth Portfolio, Class B	American Century Investments VP Balanced Fund, Class I	American Century Investments VP Disciplined Core Value Fund, Class I	American Century Investments VP Ultra Fund, Class I

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,665	$(8,721)	$18,345	$(1,346)	$349	$4,776	$(165)
Net realized gain (loss) on investments	81,981	348,769	379,152	163,158	-	315	(13)
Change in net unrealized appreciation (depreciation) on investments	(164,569)	(1,137,834)	(442,208)	(348,144)	(817)	(4,311)	(5,900)

Net increase (decrease) in net assets resulting from operations	(79,923)	(797,786)	(44,711)	(186,332)	(468)	780	(6,078)

CONTRACT TRANSACTIONS:
Contract owners' net payments	281,089	1,225,961	1,044,277	78,470	-	369,113	65,628
Contract maintenance charges	(500)	(9,844)	(5,025)	(892)	(93)	(9)	-
Contract owners' benefits	(21,410)	(134,174)	(52,512)	(13,604)	-	(10,949)	-
Net transfers (to) from the Company and/or Subaccounts	86,380	942,881	799,961	56,762	39,906	164,101	8,633

Increase (decrease) in net assets resulting from Contract transactions	345,559	2,024,824	1,786,701	120,736	39,813	522,256	74,261

Total increase (decrease) in net assets	265,636	1,227,038	1,741,990	(65,596)	39,345	523,036	68,183

NET ASSETS:
Beginning of period	308,328	2,105,183	1,048,088	427,340	-	-	-

End of period	$573,964	$3,332,221	$2,790,078	$361,744	$39,345	$523,036	$68,183

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS Asset Allocation Fund, Class 4	American Funds IS Capital Income Builder, Class 4	American Funds IS Capital World Bond Fund, Class 4	American Funds IS Capital World Growth and Income Fund, Class 4	American Funds IS Global Growth Fund, Class 4	American Funds IS Global Small Capitalization Fund, Class 4	American Funds IS Growth Fund, Class 4

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$297,370	$24,777	$(48)	$29,460	$2,916	$(3,071)	$(22,863)
Net realized gain (loss) on investments	2,140,070	(2,576)	(5,881)	324,970	516,089	368,211	1,232,016
Change in net unrealized appreciation (depreciation) on investments	(5,625,905)	(114,431)	(799)	(602,649)	(1,910,590)	(632,968)	(4,040,253)

Net increase (decrease) in net assets resulting from operations	(3,188,465)	(92,230)	(6,728)	(248,219)	(1,391,585)	(267,828)	(2,831,100)

CONTRACT TRANSACTIONS:
Contract owners' net payments	6,919,796	7,446	19,191	373,965	1,421,272	817,327	3,514,181
Contract maintenance charges	(47,951)	(5,184)	(70)	(3,814)	(6,378)	(1,763)	(20,984)
Contract owners' benefits	(1,579,540)	(15,691)	-	(11,976)	(351,839)	(162,963)	(257,922)
Net transfers (to) from the Company and/or Subaccounts	39,434	147,229	8,718	196,969	915,843	(101,160)	296,476

Increase (decrease) in net assets resulting from Contract transactions	5,331,739	133,800	27,839	555,144	1,978,898	551,441	3,531,751

Total increase (decrease) in net assets	2,143,274	41,570	21,111	306,925	587,313	283,613	700,651

NET ASSETS:
Beginning of period	20,624,828	1,062,041	-	1,240,468	4,639,813	726,240	7,200,804

End of period	$22,768,102	$1,103,611	$21,111	$1,547,393	$5,227,126	$1,009,853	$7,901,455

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS The Bond Fund of America, Class 4	American Funds IS U.S. Government Securities Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$29,718	$21,520	$18,460	$153,693	$58,996	$36,671	$151,512
Net realized gain (loss) on investments	393,340	218,958	203,039	56,290	(2,503)	462,625	(2,150)
Change in net unrealized appreciation (depreciation) on investments	(1,046,065)	(686,854)	(722,933)	(872,319)	(205,522)	(630,157)	(873,438)

Net increase (decrease) in net assets resulting from operations	(623,007)	(446,376)	(501,434)	(662,336)	(149,029)	(130,861)	(724,076)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,458,817	278,650	695,073	2,174,992	535,796	1,711,519	5,996,401
Contract maintenance charges	(7,263)	(4,917)	(3,946)	(32,897)	(5,022)	(3,825)	(24,210)
Contract owners' benefits	(65,764)	(39,309)	(51,191)	(331,659)	(196,585)	(104,544)	(70,058)
Net transfers (to) from the Company and/or Subaccounts	35,132	(182,050)	132,663	1,156,279	1,017,344	(71,989)	214,367

Increase (decrease) in net assets resulting from Contract transactions	1,420,922	52,374	772,599	2,966,715	1,351,533	1,531,161	6,116,500

Total increase (decrease) in net assets	797,915	(394,002)	271,165	2,304,379	1,202,504	1,400,300	5,392,424

NET ASSETS:
Beginning of period	3,135,132	2,083,702	2,007,652	4,171,537	621,270	1,071,317	3,181,879

End of period	$3,933,047	$1,689,700	$2,278,817	$6,475,916	$1,823,774	$2,471,617	$8,574,303

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	BlackRock Global Allocation V.I. Fund, Class III	BlackRock International V.I. Fund, Class I	ClearBridge Variable Dividend Strategy Portfolio, Class II	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Balanced Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,389)	$18,726	$8,243	$(217)	$(6,139)	$(8,734)	$(6,050)
Net realized gain (loss) on investments	23,149	89,635	62,643	4,929	130,555	(2,525)	(181)
Change in net unrealized appreciation (depreciation) on investments	(206,553)	(598,153)	(130,198)	(30,501)	(687,810)	(844,301)	(154,929)

Net increase (decrease) in net assets resulting from operations	(188,793)	(489,792)	(59,312)	(25,789)	(563,394)	(855,560)	(161,160)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,046,765	1,597,446	227,201	8,987	791,293	145,743	1,791,445
Contract maintenance charges	(7,657)	(4,634)	(3,036)	(286)	(1,963)	(2,423)	(1,681)
Contract owners' benefits	(87,678)	(13,846)	(2,135)	(843)	(59,647)	(12,647)	(26,009)
Net transfers (to) from the Company and/or Subaccounts	392,227	926,735	510,237	15,031	232,294	(55,016)	1,220,080

Increase (decrease) in net assets resulting from Contract transactions	1,343,657	2,505,701	732,267	22,889	961,977	75,657	2,983,835

Total increase (decrease) in net assets	1,154,864	2,015,909	672,955	(2,900)	398,583	(779,903)	2,822,675

NET ASSETS:
Beginning of period	745,743	1,166,239	225,103	69,118	1,646,487	2,889,347	534,888

End of period	$1,900,607	$3,182,148	$898,058	$66,218	$2,045,070	$2,109,444	$3,357,563

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Columbia VP Intermediate Bond Fund, Class 2	Columbia VP Limited Duration Credit Fund, Class 2	Columbia VP Select Mid Cap Value Fund, Class 2	Columbia VP Strategic Income Fund, Class 2	Empower Bond Index Fund, Investor Class	Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	Fidelity VIP Asset Manager Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$54,497	$668	$(3,869)	$19,850	$47,581	$5,470	$888
Net realized gain (loss) on investments	(3,723)	(4,395)	(2,217)	31,945	(37,653)	2	2,459
Change in net unrealized appreciation (depreciation) on investments	(406,213)	(30,489)	(84,495)	(147,055)	(940,829)	(4,545)	(13,903)

Net increase (decrease) in net assets resulting from operations	(355,439)	(34,216)	(90,581)	(95,260)	(930,901)	927	(10,556)

CONTRACT TRANSACTIONS:
Contract owners' net payments	845,634	163,694	225,123	193,928	740,098	34,308	-
Contract maintenance charges	(15,085)	(866)	(683)	(3,587)	(17,551)	(10)	(763)
Contract owners' benefits	(112,581)	(50,972)	(30,974)	(22,621)	(143,952)	(1,653)	-
Net transfers (to) from the Company and/or Subaccounts	449,709	81,406	426,754	241,480	(376,754)	308,172	14,617

Increase (decrease) in net assets resulting from Contract transactions	1,167,677	193,262	620,220	409,200	201,841	340,817	13,854

Total increase (decrease) in net assets	812,238	159,046	529,639	313,940	(729,060)	341,744	3,298

NET ASSETS:
Beginning of period	1,636,409	523,941	570,443	668,729	6,606,270	-	54,673

End of period	$2,448,647	$682,987	$1,100,082	$982,669	$5,877,210	$341,744	$57,971

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Bond Index Portfolio	Fidelity VIP Energy Portfolio, Service Class 2	Fidelity VIP Extended Market Index Portfolio, Service Class 2	Fidelity VIP FundsManager 20% Portfolio, Service Class 2	Fidelity VIP FundsManager 60% Portfolio, Service Class 2	Fidelity VIP FundsManager 85% Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$93,599	$59,007	$27,987	$17,934	$41,071	$4,928	$5,637
Net realized gain (loss) on investments	502,994	(73,429)	3,804	31,207	38,207	(14)	181,895
Change in net unrealized appreciation (depreciation) on investments	(3,004,657)	(712,592)	273,140	(336,716)	(273,490)	(9,287)	(375,483)

Net increase (decrease) in net assets resulting from operations	(2,408,064)	(727,014)	304,931	(287,575)	(194,212)	(4,373)	(187,951)

CONTRACT TRANSACTIONS:
Contract owners' net payments	7,333,114	1,819,585	116,629	520,751	2,315,875	-	209,467
Contract maintenance charges	(21,632)	(10,273)	(594)	(2,510)	(8,377)	-	(2,140)
Contract owners' benefits	(265,253)	(70,759)	(47,826)	(42,594)	(605,650)	-	(64,071)
Net transfers (to) from the Company and/or Subaccounts	1,625,241	(113,785)	1,151,308	376,755	478,550	373,874	136,074

Increase (decrease) in net assets resulting from Contract transactions	8,671,470	1,624,768	1,219,517	852,402	2,180,398	373,874	279,330

Total increase (decrease) in net assets	6,263,406	897,754	1,524,448	564,827	1,986,186	369,501	91,379

NET ASSETS:
Beginning of period	7,686,904	4,306,587	298,051	1,388,874	385,015	-	882,578

End of period	$13,950,310	$5,204,341	$1,822,499	$1,953,701	$2,371,201	$369,501	$973,957

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Fidelity VIP Health Care Portfolio, Service Class 2	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP International Index Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	Fidelity VIP Mid Cap Portfolio, Service Class 2	Fidelity VIP Target Volatility Portfolio, Service Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(277)	$(4,124)	$23	$100,406	$169,031	$(690)	$6,018
Net realized gain (loss) on investments	(10)	28,572	(94)	(58,268)	394,873	226,278	3,946
Change in net unrealized appreciation (depreciation) on investments	(20,613)	(175,692)	(1,211)	(665,362)	(1,847,511)	(757,081)	(68,894)

Net increase (decrease) in net assets resulting from operations	(20,900)	(151,244)	(1,282)	(623,224)	(1,283,607)	(531,493)	(58,930)

CONTRACT TRANSACTIONS:
Contract owners' net payments	4,088	102,118	278,635	2,117,076	2,348,977	666,360	-
Contract maintenance charges	-	(3,119)	(45)	(6,111)	(16,442)	(12,781)	-
Contract owners' benefits	-	(29,291)	-	(54,836)	(495,609)	(103,595)	-
Net transfers (to) from the Company and/or Subaccounts	235,501	383,883	6,545	(193,893)	(124,722)	350,820	5

Increase (decrease) in net assets resulting from Contract transactions	239,589	453,591	285,135	1,862,236	1,712,204	900,804	5

Total increase (decrease) in net assets	218,689	302,347	283,853	1,239,012	428,597	369,311	(58,925)

NET ASSETS:
Beginning of period	-	1,014,873	-	4,143,969	8,778,521	3,181,418	367,553

End of period	$218,689	$1,317,220	$283,853	$5,382,981	$9,207,118	$3,550,729	$308,628

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Fidelity VIP Technology Portfolio, Initial Class	Fidelity VIP Total Market Index Portfolio	Fidelity VIP Utilities Portfolio, Initial Class	Fidelity VIP Value Strategies Portfolio, Service Class 2	Franklin DynaTech VIP Fund	Franklin Income VIP Fund, Class 2	Franklin Mutual Global Discovery VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(13,195)	$55,734	$10,354	$1,358	$(1,615)	$46,695	$1,351
Net realized gain (loss) on investments	242,507	5,123	(4,283)	6,299	205,517	20,024	4,732
Change in net unrealized appreciation (depreciation) on investments	(1,607,581)	(848,067)	16,941	(3,407)	(427,785)	(136,717)	(11,876)

Net increase (decrease) in net assets resulting from operations	(1,378,269)	(787,210)	23,012	4,250	(223,883)	(69,998)	(5,793)

CONTRACT TRANSACTIONS:
Contract owners' net payments	586,079	2,187,650	687,164	161,171	-	640,436	-
Contract maintenance charges	(2,437)	(9,966)	(1,892)	(14)	(393)	(3,237)	(124)
Contract owners' benefits	(50,585)	(120,186)	(8,521)	-	(136,645)	(46,011)	(14,218)
Net transfers (to) from the Company and/or Subaccounts	816,187	1,953,086	617,127	(332)	(45,411)	668,929	(90,846)

Increase (decrease) in net assets resulting from Contract transactions	1,349,244	4,010,584	1,293,878	160,825	(182,449)	1,260,117	(105,188)

Total increase (decrease) in net assets	(29,025)	3,223,374	1,316,890	165,075	(406,332)	1,190,119	(110,981)

NET ASSETS:
Beginning of period	3,282,266	2,406,406	133,493	-	599,086	829,977	151,682

End of period	$3,253,241	$5,629,780	$1,450,383	$165,075	$192,754	$2,020,096	$40,701

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Franklin Mutual Shares VIP Fund, Class 2	Franklin Rising Dividends VIP Fund, Class 2	Franklin Small Cap Value VIP Fund, Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Franklin Strategic Income VIP Fund, Class 2	Goldman Sachs VIT Core Fixed Income Fund, Service Shares	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$383	$12,047	$10,998	$(4,484)	$13,554	$9,072	$(3,180)
Net realized gain (loss) on investments	(4,530)	358,934	321,216	305,195	(10,002)	(46,867)	25,409
Change in net unrealized appreciation (depreciation) on investments	(15,030)	(695,112)	(482,946)	(907,437)	(46,120)	(108,641)	(275,251)

Net increase (decrease) in net assets resulting from operations	(19,177)	(324,131)	(150,732)	(606,726)	(42,568)	(146,436)	(253,022)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	694,847	916,033	196,633	101,528	110,186	44,646
Contract maintenance charges	(108)	(6,535)	(4,195)	(2,440)	(884)	(3,974)	(1,356)
Contract owners' benefits	(5,624)	(81,034)	(49,753)	(160,950)	(35,985)	(124,938)	(402)
Net transfers (to) from the Company and/or Subaccounts	(175,494)	358,992	190,303	(155,110)	(87,555)	(306,376)	95,898

Increase (decrease) in net assets resulting from Contract transactions	(181,226)	966,270	1,052,388	(121,867)	(22,896)	(325,102)	138,786

Total increase (decrease) in net assets	(200,403)	642,139	901,656	(728,593)	(65,464)	(471,538)	(114,236)

NET ASSETS:
Beginning of period	224,892	2,900,090	1,090,122	1,794,537	354,719	1,061,485	906,098

End of period	$24,489	$3,542,229	$1,991,778	$1,065,944	$289,255	$589,947	$791,862

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Goldman Sachs VIT Mid Cap Value Fund, Service Shares	Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	Goldman Sachs VIT Strategic Growth Fund, Service Shares	Goldman Sachs VIT Trend Driven Allocation, Service Shares	Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	Invesco V.I. Comstock Fund, Series II	Invesco V.I. Conservative Balanced Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$261	$(313)	$(6,899)	$(662)	$65,611	$6,794	$10,494
Net realized gain (loss) on investments	20,875	(4,226)	118,360	6,698	9,570	16,700	73,808
Change in net unrealized appreciation (depreciation) on investments	(45,654)	(20,278)	(846,208)	(51,828)	(201,879)	(9,504)	(271,483)

Net increase (decrease) in net assets resulting from operations	(24,518)	(24,817)	(734,747)	(45,792)	(126,698)	13,990	(187,181)

CONTRACT TRANSACTIONS:
Contract owners' net payments	25,303	147,020	157,067	-	353,769	206,070	746,834
Contract maintenance charges	(887)	(99)	(4,290)	(661)	(4,085)	(1,499)	(2,351)
Contract owners' benefits	(29,566)	-	(81,429)	(7,698)	(3,719)	(186)	(280,856)
Net transfers (to) from the Company and/or Subaccounts	(16,088)	(34,925)	(240,662)	12,831	170,857	162,439	245,508

Increase (decrease) in net assets resulting from Contract transactions	(21,238)	111,996	(169,314)	4,472	516,822	366,824	709,135

Total increase (decrease) in net assets	(45,756)	87,179	(904,061)	(41,320)	390,124	380,814	521,954

NET ASSETS:
Beginning of period	221,976	128,187	2,146,028	229,961	473,348	267,471	691,820

End of period	$176,220	$215,366	$1,241,967	$188,641	$863,472	$648,285	$1,213,774

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Equity and Income Fund, Series II	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Government Securities Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. Main Street Fund, Series II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,978	$12,817	$(5,376)	$23,653	$7,548	$4,382	$8,029
Net realized gain (loss) on investments	181,012	136,204	158,043	(15,858)	(90)	42,373	400,822
Change in net unrealized appreciation (depreciation) on investments	(295,969)	(395,979)	(702,991)	(275,443)	(61,177)	(70,649)	(606,502)

Net increase (decrease) in net assets resulting from operations	(99,979)	(246,958)	(550,324)	(267,648)	(53,719)	(23,894)	(197,651)

CONTRACT TRANSACTIONS:
Contract owners' net payments	236,002	453,356	168,006	283,984	-	-	513,181
Contract maintenance charges	(6,244)	(1,785)	(1,262)	(1,747)	(1,184)	(924)	(933)
Contract owners' benefits	(45,355)	(9,859)	(162,387)	(39,957)	(14,596)	-	(9,814)
Net transfers (to) from the Company and/or Subaccounts	102,440	38,858	135,394	308,672	93,949	225,609	4,709

Increase (decrease) in net assets resulting from Contract transactions	286,843	480,570	139,751	550,952	78,169	224,685	507,143

Total increase (decrease) in net assets	186,864	233,612	(410,573)	283,304	24,450	200,791	309,492

NET ASSETS:
Beginning of period	1,124,714	973,660	1,601,313	684,437	456,783	248,797	633,462

End of period	$1,311,578	$1,207,272	$1,190,740	$967,741	$481,233	$449,588	$942,954

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. U.S. Government Money Portfolio, Series I	Janus Henderson Global Sustainable Equity Fund	Janus Henderson Overseas Fund, Class S	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	Lord Abbett Series Fund Bond Debenture Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(724)	$12,091	$49	$452	$9,763	$(37)	$124,560
Net realized gain (loss) on investments	169,062	-	(1)	-	8,423	(5)	4,761
Change in net unrealized appreciation (depreciation) on investments	(318,454)	-	(868)	5,248	(49,452)	(2,893)	(452,547)

Net increase (decrease) in net assets resulting from operations	(150,116)	12,091	(820)	5,700	(31,266)	(2,935)	(323,226)

CONTRACT TRANSACTIONS:
Contract owners' net payments	638,013	409,370	13,370	14,101	1,935,076	20,056	1,060,060
Contract maintenance charges	(890)	(4,035)	-	(7)	-	-	(8,995)
Contract owners' benefits	(32,659)	(86,368)	-	-	-	-	(111,012)
Net transfers (to) from the Company and/or Subaccounts	320,377	1,271,544	-	45,916	38,747	5,755	302,009

Increase (decrease) in net assets resulting from Contract transactions	924,841	1,590,511	13,370	60,010	1,973,823	25,811	1,242,062

Total increase (decrease) in net assets	774,725	1,602,602	12,550	65,710	1,942,557	22,876	918,836

NET ASSETS:
Beginning of period	607,817	282,275	-	-	-	-	1,945,650

End of period	$1,382,542	$1,884,877	$12,550	$65,710	$1,942,557	$22,876	$2,864,486

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Lord Abbett Series Fund Fundamental Equity Portfolio	Lord Abbett Series Fund Growth Opportunities Portfolio	Lord Abbett Series Fund Inc. Dividend Growth Portfolio	Lord Abbett Series Fund Short Duration Income Portfolio	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Global Franchise Portfolio, Class II	Morgan Stanley VIF Global Strategist Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,637	$(428)	$4,214	$29,371	$(45)	$(178)	$(34)
Net realized gain (loss) on investments	53,766	(74,282)	100,197	(1,397)	(198)	1	91
Change in net unrealized appreciation (depreciation) on investments	(100,478)	16,487	(193,152)	(63,792)	(1,895)	2,821	(11)

Net increase (decrease) in net assets resulting from operations	(43,075)	(58,223)	(88,741)	(35,818)	(2,138)	2,644	46

CONTRACT TRANSACTIONS:
Contract owners' net payments	251,015	-	175,710	582,416	62,927	92,991	-
Contract maintenance charges	(1,112)	(56)	(1,333)	(3,124)	(18)	-	(188)
Contract owners' benefits	(21,061)	(131,321)	(7,637)	(19,339)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	76,559	811	87,263	93,015	(6,616)	8,198	42,326

Increase (decrease) in net assets resulting from Contract transactions	305,401	(130,566)	254,003	652,968	56,293	101,189	42,138

Total increase (decrease) in net assets	262,326	(188,789)	165,262	617,150	54,155	103,833	42,184

NET ASSETS:
Beginning of period	144,048	216,092	532,284	488,450	-	-	-

End of period	$406,374	$27,303	$697,546	$1,105,600	$54,155	$103,833	$42,184

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Morgan Stanley VIF Growth Portfolio	PIMCO All Asset Portfolio	PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	PIMCO Emerging Markets Bond Portfolio	PIMCO Global Diversified Allocation Portfolio	PIMCO High Yield Portfolio, Advisor Class	PIMCO Income Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(63)	$37,095	$34,032	$31	$5,664	$34,153	$38,629
Net realized gain (loss) on investments	(1,476)	39,519	5	(273)	33,565	(10,949)	(1,669)
Change in net unrealized appreciation (depreciation) on investments	(16,169)	(143,717)	(113,398)	-	(67,249)	(109,407)	(119,901)

Net increase (decrease) in net assets resulting from operations	(17,708)	(67,103)	(79,361)	(242)	(28,020)	(86,203)	(82,941)

CONTRACT TRANSACTIONS:
Contract owners' net payments	67,996	112,413	32,145	2,878	-	283,443	508,007
Contract maintenance charges	(40)	(2,686)	(36)	-	(393)	(1,320)	(4,978)
Contract owners' benefits	-	(13,333)	-	-	-	(10,047)	(3,740)
Net transfers (to) from the Company and/or Subaccounts	(434)	634	878,271	(2,636)	(22,487)	(162,769)	161,443

Increase (decrease) in net assets resulting from Contract transactions	67,522	97,028	910,380	242	(22,880)	109,307	660,732

Total increase (decrease) in net assets	49,814	29,925	831,019	-	(50,900)	23,104	577,791

NET ASSETS:
Beginning of period	-	467,716	-	-	163,153	779,880	974,295

End of period	$49,814	$497,641	$831,019	$-	$112,253	$802,984	$1,552,086

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	PIMCO Long-Term U.S. Government Portfolio, Advisor Class	PIMCO Low Duration Portfolio, Advisor Class	PIMCO Real Return Portfolio, Advisor Class	PIMCO Short-Term Portfolio, Advisor Class	PIMCO Total Return Portfolio, Advisor Class	Protective Life Dynamic Allocation Series Conservative Portfolio	Protective Life Dynamic Allocation Series Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,732	$41,058	$147,944	$47,067	$121,888	$15,544	$3,598
Net realized gain (loss) on investments	(1,940)	(19,912)	(37,304)	5,000	(12,117)	11,007	(352)
Change in net unrealized appreciation (depreciation) on investments	(63,656)	(217,760)	(404,054)	(58,853)	(934,938)	(450,328)	(117,069)

Net increase (decrease) in net assets resulting from operations	(62,864)	(196,614)	(293,414)	(6,786)	(825,167)	(423,777)	(113,823)

CONTRACT TRANSACTIONS:
Contract owners' net payments	2,524	923,136	2,120,392	1,405,707	3,433,163	-	-
Contract maintenance charges	(2,198)	(5,130)	(2,571)	(11,215)	(17,781)	(24,033)	(1,145)
Contract owners' benefits	(13,639)	(198,878)	(88,589)	(219,646)	(75,398)	(69,694)	(4,668)
Net transfers (to) from the Company and/or Subaccounts	52,489	393,459	55,840	170,378	47,322	181,623	1,312

Increase (decrease) in net assets resulting from Contract transactions	39,176	1,112,587	2,085,072	1,345,224	3,387,306	87,896	(4,501)

Total increase (decrease) in net assets	(23,688)	915,973	1,791,658	1,338,438	2,562,139	(335,881)	(118,324)

NET ASSETS:
Beginning of period	191,996	2,337,211	734,515	2,842,306	3,477,748	2,164,762	567,048

End of period	$168,308	$3,253,184	$2,526,173	$4,180,744	$6,039,887	$1,828,881	$448,724

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	Protective Life Dynamic Allocation Series Moderate Portfolio	Royce Capital Fund Small Cap Portfolio, Service Class	Schwab Government Money Market Portfolio	Schwab S&P 500 Index Fund	Schwab VIT Balanced Portfolio	Schwab VIT Balanced with Growth Portfolio	Schwab VIT Growth Portfolio

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$28,129	$(106)	$335,416	$808,797	$105,100	$120,927	$82,975
Net realized gain (loss) on investments	(24,350)	851	-	108,313	120,608	169,888	147,689
Change in net unrealized appreciation (depreciation) on investments	(1,004,091)	(6,678)	-	(20,389,878)	(1,659,788)	(2,083,105)	(1,333,974)

Net increase (decrease) in net assets resulting from operations	(1,000,312)	(5,933)	335,416	(19,472,768)	(1,434,080)	(1,792,290)	(1,103,310)

CONTRACT TRANSACTIONS:
Contract owners' net payments	100,000	-	30,798,365	35,938,257	2,977,785	3,584,649	2,078,664
Contract maintenance charges	(16,479)	(273)	(52,425)	(103,257)	(15,090)	(25,098)	(3,472)
Contract owners' benefits	(59,738)	(1,080)	(2,154,522)	(4,528,223)	(281,507)	(858,744)	(311,956)
Net transfers (to) from the Company and/or Subaccounts	(322,419)	(12,173)	(18,600,422)	(1,090,051)	(1,191,549)	437,395	39,032

Increase (decrease) in net assets resulting from Contract transactions	(298,636)	(13,526)	9,990,996	30,216,726	1,489,639	3,138,202	1,802,268

Total increase (decrease) in net assets	(1,298,948)	(19,459)	10,326,412	10,743,958	55,559	1,345,912	698,958

NET ASSETS:
Beginning of period	5,494,345	66,843	24,444,934	87,657,649	8,436,344	10,581,008	5,085,956

End of period	$4,195,397	$47,384	$34,771,346	$98,401,607	$8,491,903	$11,926,920	$5,784,914

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS
	T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	T. Rowe Price Moderate Allocation Portfolio	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Global Bond VIP Fund, Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(14,172)	$(4,315)	$(3,815)	$21,138	$19,310	$2,306	$(1,401)
Net realized gain (loss) on investments	190,505	53,820	20,572	38,263	35,744	(137)	(7,239)
Change in net unrealized appreciation (depreciation) on investments	(946,487)	(622,567)	(115,040)	(343,365)	(263,063)	(9,451)	(11,168)

Net increase (decrease) in net assets resulting from operations	(770,154)	(573,062)	(98,283)	(283,964)	(208,009)	(7,282)	(19,808)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,272,665	193,230	186,084	464,662	266,486	-	135,268
Contract maintenance charges	(2,102)	(2,836)	(1,772)	(2,487)	(2,156)	(138)	(1,836)
Contract owners' benefits	(18,984)	(8,681)	(18,493)	(22,174)	(12,386)	(477)	(23,520)
Net transfers (to) from the Company and/or Subaccounts	620,286	78,197	358,964	314,353	(13,767)	2,202	96,165

Increase (decrease) in net assets resulting from Contract transactions	1,871,865	259,910	524,783	754,354	238,177	1,587	206,077

Total increase (decrease) in net assets	1,101,711	(313,152)	426,500	470,390	30,168	(5,695)	186,269

NET ASSETS:
Beginning of period	3,264,317	1,386,959	737,251	1,390,797	959,617	94,872	430,541

End of period	$4,366,028	$1,073,807	$1,163,751	$1,861,187	$989,785	$89,177	$616,810

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2022

SUBACCOUNTS
Western Asset Core Plus VIT Portfolio, Class II

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$23,122
Net realized gain (loss) on investments	(10,333)
Change in net unrealized appreciation (depreciation) on investments	(227,319)

Net increase (decrease) in net assets resulting from operations	(214,530)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,090,700
Contract maintenance charges	(6,613)
Contract owners' benefits	(31,440)
Net transfers (to) from the Company and/or Subaccounts	(96,961)

Increase (decrease) in net assets resulting from Contract transactions	955,686

Total increase (decrease) in net assets	741,156

NET ASSETS:
Beginning of period	688,779

End of period	$1,429,935

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

PLICO VARIABLE ANNUITY ACCOUNT S

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2023

1.	ORGANIZATION

The PLICO Variable Annuity Account S (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Protective Life Insurance Company (“PLICO” or the “Company”) on January 26, 2021, and exists in accordance with the regulations of the Tennessee Department of Commerce and Insurance. The Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net contributions are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Schwab Genesis Advisory Variable Annuity

Schwab Genesis Variable Annuity

For the years or periods ended December 31, 2023 and 2022, the Separate Account was invested in up to 132 Subaccounts, as follows:

AB VPS Discovery Value Portfolio, Class B
AB VPS Large Cap Growth Portfolio, Class B
AB VPS Relative Value Portfolio, Class B
AB VPS Small Cap Growth Portfolio, Class B
American Century Investments VP Balanced Fund, Class I (a)
American Century Investments VP Disciplined Core Value Fund, Class I (a)
American Century Investments VP International Fund, Class I (a)
American Century Investments VP Ultra Fund, Class I (a)
American Funds IS Asset Allocation Fund, Class 4
American Funds IS Capital Income Builder, Class 4
American Funds IS Capital World Bond Fund, Class 4 (a)
American Funds IS Capital World Growth and Income Fund, Class 4
American Funds IS Global Growth Fund, Class 4

American Funds IS Global Small Capitalization Fund, Class 4
American Funds IS Growth Fund, Class 4
American Funds IS Growth-Income Fund, Class 4
American Funds IS International Fund, Class 4
American Funds IS New World Fund, Class 4
American Funds IS The Bond Fund of America, Class 4
American Funds IS U.S. Government Securities Fund, Class 4
American Funds IS Washington Mutual Investors Fund, Class 4
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
BlackRock Global Allocation V.I. Fund, Class III
BlackRock International V.I. Fund, Class I
ClearBridge Variable Dividend Strategy Portfolio, Class II
ClearBridge Variable Large Cap Growth Portfolio, Class II
ClearBridge Variable Mid Cap Portfolio, Class II
ClearBridge Variable Small Cap Growth Portfolio, Class II
Columbia VP Balanced Fund, Class 2
Columbia VP Intermediate Bond Fund, Class 2
Columbia VP Limited Duration Credit Fund, Class 2
Columbia VP Select Mid Cap Value Fund, Class 2
Columbia VP Strategic Income Fund, Class 2
Empower Bond Index Fund, Investor Class (a)
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2 (a)
Fidelity VIP Asset Manager Portfolio, Service Class 2
Fidelity VIP Balanced Portfolio, Service Class 2
Fidelity VIP Bond Index Portfolio
Fidelity VIP Energy Portfolio, Service Class 2
Fidelity VIP Extended Market Index Portfolio, Service Class 2
Fidelity VIP FundsManager 20% Portfolio, Service Class 2
Fidelity VIP FundsManager 60% Portfolio, Service Class 2 (a)
Fidelity VIP FundsManager 85% Portfolio, Service Class 2
Fidelity VIP Growth Opportunities Portfolio, Service Class 2 (a)
Fidelity VIP Growth Portfolio, Service Class 2 (a)
Fidelity VIP Health Care Portfolio, Service Class 2
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2 (a)
Fidelity VIP International Index Portfolio, Service Class 2
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
Fidelity VIP Mid Cap Portfolio, Service Class 2
Fidelity VIP Target Volatility Portfolio, Service Class 2
Fidelity VIP Technology Portfolio, Initial Class
Fidelity VIP Total Market Index Portfolio
Fidelity VIP Utilities Portfolio, Initial Class
Fidelity VIP Value Strategies Portfolio, Service Class 2 (a)
Franklin DynaTech VIP Fund
Franklin Income VIP Fund, Class 2
Franklin Mutual Global Discovery VIP Fund, Class 2
Franklin Mutual Shares VIP Fund, Class 2
Franklin Rising Dividends VIP Fund, Class 2
Franklin Small Cap Value VIP Fund, Class 2
Franklin Small-Mid Cap Growth VIP Fund, Class 2
Franklin Strategic Income VIP Fund, Class 2

Goldman Sachs VIT Core Fixed Income Fund, Service Shares
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares (a)
Goldman Sachs VIT Mid Cap Value Fund, Service Shares
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
Goldman Sachs VIT Strategic Growth Fund, Service Shares
Goldman Sachs VIT Trend Driven Allocation, Service Shares
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II
Invesco V.I. Comstock Fund, Series II
Invesco V.I. Conservative Balanced Fund, Series II
Invesco V.I. Equity and Income Fund, Series II
Invesco V.I. EQV International Equity Fund, Series II (a)
Invesco V.I. Global Fund, Series II
Invesco V.I. Global Real Estate Fund, Series II
Invesco V.I. Government Securities Fund, Series II
Invesco V.I. Growth and Income Fund, Series II
Invesco V.I. Main Street Fund, Series II
Invesco V.I. Main Street Small Cap Fund, Series II
Invesco V.I. U.S. Government Money Portfolio, Series I
Janus Henderson Forty Fund, Class S (a)
Janus Henderson Global Sustainable Equity Fund (a)
Janus Henderson Overseas Fund, Class S (a)
Janus Henderson VIT Balanced Portfolio, Service Shares (a)
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares (a)
Lord Abbett Series Fund Bond Debenture Portfolio
Lord Abbett Series Fund Fundamental Equity Portfolio
Lord Abbett Series Fund Growth Opportunities Portfolio
Lord Abbett Series Fund Inc. Dividend Growth Portfolio
Lord Abbett Series Fund Short Duration Income Portfolio
MFS Core Equity Portfolio, Service Class (a)
MFS Growth Series, Service Class (a)
MFS International Growth Portfolio, Service Class (a)
MFS International Intrinsic Value Portfolio, Service Class (a)
MFS Massachusetts Investors Growth Stock Portfolio, Service Class (a)
MFS Mid Cap Growth Series, Service Class (a)
MFS Research International Portfolio, Service Class (a)
Morgan Stanley VIF Core Plus Fixed Income Portfolio (a)
Morgan Stanley VIF Discovery Portfolio (a)
Morgan Stanley VIF Global Franchise Portfolio, Class II (a)
Morgan Stanley VIF Global Infrastructure Portfolio (a)
Morgan Stanley VIF Global Strategist Portfolio (a)
Morgan Stanley VIF Growth Portfolio (a)
PIMCO All Asset Portfolio
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class (a)
PIMCO Emerging Markets Bond Portfolio (a)
PIMCO Global Diversified Allocation Portfolio
PIMCO High Yield Portfolio, Advisor Class
PIMCO Income Portfolio
PIMCO Long-Term U.S. Government Portfolio, Advisor Class
PIMCO Low Duration Portfolio, Advisor Class
PIMCO Real Return Portfolio, Advisor Class

PIMCO Short-Term Portfolio, Advisor Class
PIMCO Total Return Portfolio, Advisor Class
Protective Life Dynamic Allocation Series Conservative Portfolio
Protective Life Dynamic Allocation Series Growth Portfolio
Protective Life Dynamic Allocation Series Moderate Portfolio
Royce Capital Fund Small Cap Portfolio, Service Class
Schwab Government Money Market Portfolio
Schwab S&P 500 Index Fund
Schwab VIT Balanced Portfolio
Schwab VIT Balanced with Growth Portfolio
Schwab VIT Growth Portfolio
T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Blue Chip Growth Portfolio, Class II
T. Rowe Price Health Sciences Portfolio, Class II
T. Rowe Price Moderate Allocation Portfolio
Templeton Developing Markets VIP Fund, Class 2
Templeton Foreign VIP Fund, Class 2
Templeton Global Bond VIP Fund, Class 2
Western Asset Core Plus VIT Portfolio, Class II

(a) See Subaccount Changes tables below

Subaccount Changes:

During 2022, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Great-West Bond Index Fund Inv	Empower Bond Index Fund, Investor Class	August 1, 2022
Goldman Sachs VIT Growth Opportunities Fund	Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	April 29, 2022
Invesco V.I. International Growth Fund II	Invesco V.I. EQV International Equity Fund, Series II	April 29, 2022

During 2023 or 2022, the following Subaccounts were opened:

Subaccount Name	Date of Commencement
American Century Investments VP Balanced Fund, Class I	September 2, 2022
American Century Investments VP Disciplined Core Value Fund, Class I	June 23, 2022
American Century Investments VP International Fund, Class I	April 13, 2023
American Century Investments VP Ultra Fund, Class I	June 24, 2022
American Funds IS Capital World Bond Fund, Class 4	August 1, 2022
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	July 1, 2022
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	August 31, 2022
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	July 20, 2022
Fidelity VIP Growth Portfolio, Service Class 2	June 29, 2023
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	July 20, 2022

Subaccount Name	Date of Commencement
Fidelity VIP Value Strategies Portfolio, Service Class 2	July 20, 2022
Janus Henderson Forty Fund, Class S	April 3, 2023
Janus Henderson Global Sustainable Equity Fund	August 23, 2022
Janus Henderson Overseas Fund, Class S	August 19, 2022
Janus Henderson VIT Balanced Portfolio, Service Shares	May 17, 2022
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	August 22, 2022
MFS Core Equity Portfolio, Service Class	October 4, 2023
MFS Growth Series, Service Class	June 6, 2023
MFS International Growth Portfolio, Service Class	September 6, 2023
MFS International Intrinsic Value Portfolio, Service Class	May 1, 2023
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	November 28, 2023
MFS Mid Cap Growth Series, Service Class	June 2, 2023
MFS Research International Portfolio, Service Class	August 11, 2023
Morgan Stanley VIF Core Plus Fixed Income Portfolio	August 30, 2022
Morgan Stanley VIF Discovery Portfolio	September 27, 2023
Morgan Stanley VIF Global Franchise Portfolio, Class II	July 12, 2022
Morgan Stanley VIF Global Infrastructure Portfolio	March 16, 2023
Morgan Stanley VIF Global Strategist Portfolio	August 29, 2022
Morgan Stanley VIF Growth Portfolio	August 18, 2022
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	July 28, 2022
PIMCO Emerging Markets Bond Portfolio	August 16, 2022

During 2023, the following Subaccounts were closed:

Subaccount Name	Date of Closure
Morgan Stanley VIF Core Plus Fixed Income Portfolio	July 28, 2023
Morgan Stanley VIF Global Franchise Portfolio, Class II	September 18, 2023

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

Certain Subaccounts that had no investments balances as of December 31, 2023 or that did not have activity during the year ended December 31, 2023 are not presented on the Statements of Assets and Liabilities as of December 31, 2023 or Statements of Operations for the year ended December 31, 2023, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity payout period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Currently there are no Contracts in the annuity payout period.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the last-in-first-out (LIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2023. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2023 were as follows:

Subaccount	Purchases	Sales
AB VPS Discovery Value Portfolio, Class B	$141,388	$16,648
AB VPS Large Cap Growth Portfolio, Class B	1,483,211	679,752
AB VPS Relative Value Portfolio, Class B	696,717	808,050
AB VPS Small Cap Growth Portfolio, Class B	143,160	13,609
American Century Investments VP Balanced Fund, Class I	482,158	19,062
American Century Investments VP Disciplined Core Value Fund, Class I	969,884	245,637
American Century Investments VP International Fund, Class I	240,505	31,813
American Century Investments VP Ultra Fund, Class I	1,472,397	157,378
American Funds IS Asset Allocation Fund, Class 4	2,968,486	5,163,671
American Funds IS Capital Income Builder, Class 4	67,985	185,083
American Funds IS Capital World Bond Fund, Class 4	55,679	2,478
American Funds IS Capital World Growth and Income Fund, Class 4	692,641	192,442
American Funds IS Global Growth Fund, Class 4	1,460,635	651,175
American Funds IS Global Small Capitalization Fund, Class 4	231,780	332,764
American Funds IS Growth Fund, Class 4	1,507,173	1,092,674
American Funds IS Growth-Income Fund, Class 4	807,990	526,968
American Funds IS International Fund, Class 4	261,165	88,304
American Funds IS New World Fund, Class 4	335,361	268,104
American Funds IS The Bond Fund of America, Class 4	1,473,100	1,118,699
American Funds IS U.S. Government Securities Fund, Class 4	335,161	313,542
American Funds IS Washington Mutual Investors Fund, Class 4	1,274,403	1,009,082
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	2,716,655	368,890
BlackRock Global Allocation V.I. Fund, Class III	290,463	181,822
BlackRock International V.I. Fund, Class I	308,866	807,702
ClearBridge Variable Dividend Strategy Portfolio, Class II	430,030	238,070
ClearBridge Variable Large Cap Growth Portfolio, Class II	321,260	46,946
ClearBridge Variable Mid Cap Portfolio, Class II	109,768	189,399
ClearBridge Variable Small Cap Growth Portfolio, Class II	207,507	355,470
Columbia VP Balanced Fund, Class 2	517,001	196,638
Columbia VP Intermediate Bond Fund, Class 2	330,468	601,205
Columbia VP Limited Duration Credit Fund, Class 2	257,182	119,984
Columbia VP Select Mid Cap Value Fund, Class 2	198,649	509,834
Columbia VP Strategic Income Fund, Class 2	280,833	340,798
Empower Bond Index Fund, Investor Class	304,145	737,621
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	365,498	86,264
Fidelity VIP Asset Manager Portfolio, Service Class 2	66,141	4,943
Fidelity VIP Balanced Portfolio, Service Class 2	9,373,951	5,446,791
Fidelity VIP Bond Index Portfolio	3,778,044	624,437
Fidelity VIP Energy Portfolio, Service Class 2	727,250	918,511
Fidelity VIP Extended Market Index Portfolio, Service Class 2	1,205,810	351,085
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	447,086	401,844
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	612,232	391,061
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	212,327	128,451
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	833,399	42,646
Fidelity VIP Growth Portfolio, Service Class 2	957,217	44,722

Subaccount	Purchases	Sales
Fidelity VIP Health Care Portfolio, Service Class 2	$329,787	$504,579
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	409,412	146,748
Fidelity VIP International Index Portfolio, Service Class 2	2,840,796	725,609
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	4,002,603	788,504
Fidelity VIP Mid Cap Portfolio, Service Class 2	980,317	778,226
Fidelity VIP Target Volatility Portfolio, Service Class 2	392,992	36,878
Fidelity VIP Technology Portfolio, Initial Class	3,855,846	1,409,550
Fidelity VIP Total Market Index Portfolio	1,243,306	1,200,894
Fidelity VIP Utilities Portfolio, Initial Class	393,405	669,982
Fidelity VIP Value Strategies Portfolio, Service Class 2	571,905	250,501
Franklin DynaTech VIP Fund	87,465	102,177
Franklin Income VIP Fund, Class 2	595,552	591,378
Franklin Mutual Global Discovery VIP Fund, Class 2	21,466	12,674
Franklin Mutual Shares VIP Fund, Class 2	2,380	16,518
Franklin Rising Dividends VIP Fund, Class 2	2,646,245	786,255
Franklin Small Cap Value VIP Fund, Class 2	837,006	389,612
Franklin Small-Mid Cap Growth VIP Fund, Class 2	214,463	290,453
Franklin Strategic Income VIP Fund, Class 2	13,305	43,206
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	72,491	118,918
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	141,096	113,794
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	13,918	75,408
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	306,044	113,152
Goldman Sachs VIT Strategic Growth Fund, Service Shares	479,781	409,720
Goldman Sachs VIT Trend Driven Allocation, Service Shares	18,595	13,156
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	12,793	118,643
Invesco V.I. Comstock Fund, Series II	873,177	468,722
Invesco V.I. Conservative Balanced Fund, Series II	259,524	157,070
Invesco V.I. Equity and Income Fund, Series II	590,649	246,304
Invesco V.I. EQV International Equity Fund, Series II	40,700	198,431
Invesco V.I. Global Fund, Series II	489,619	278,051
Invesco V.I. Global Real Estate Fund, Series II	246,205	230,396
Invesco V.I. Government Securities Fund, Series II	993,962	73,940
Invesco V.I. Growth and Income Fund, Series II	1,001,923	110,659
Invesco V.I. Main Street Fund, Series II	51,118	631,598
Invesco V.I. Main Street Small Cap Fund, Series II	555,019	85,000
Invesco V.I. U.S. Government Money Portfolio, Series I	934,264	1,766,900
Janus Henderson Forty Fund, Class S	396,467	38,284
Janus Henderson Global Sustainable Equity Fund	70	63
Janus Henderson Overseas Fund, Class S	364,446	149,121
Janus Henderson VIT Balanced Portfolio, Service Shares	5,929,821	974,175
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	208,866	490
Lord Abbett Series Fund Bond Debenture Portfolio	688,796	268,185
Lord Abbett Series Fund Fundamental Equity Portfolio	20,646	288,399
Lord Abbett Series Fund Growth Opportunities Portfolio	102,098	423
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	157,262	417,748
Lord Abbett Series Fund Short Duration Income Portfolio	699,017	594,926
MFS Core Equity Portfolio, Service Class	128,431	143
MFS Growth Series, Service Class	50,715	119
MFS International Growth Portfolio, Service Class	2,151	3

Subaccount	Purchases		Sales
MFS International Intrinsic Value Portfolio, Service Class	$29,880		$323
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	44,508		17
MFS Mid Cap Growth Series, Service Class	75,676		5,077
MFS Research International Portfolio, Service Class	60,436		2,610
Morgan Stanley VIF Core Plus Fixed Income Portfolio	117,802		171,676
Morgan Stanley VIF Discovery Portfolio	95,494		38
Morgan Stanley VIF Global Franchise Portfolio, Class II	617,597		724,950
Morgan Stanley VIF Global Infrastructure Portfolio	7,526		6,468
Morgan Stanley VIF Global Strategist Portfolio	-		44,413
Morgan Stanley VIF Growth Portfolio	0	*	46,640
PIMCO All Asset Portfolio	26,292		42,151
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	165,647		170,508
PIMCO Emerging Markets Bond Portfolio	89,552		9,023
PIMCO Global Diversified Allocation Portfolio	6,312		10,286
PIMCO High Yield Portfolio, Advisor Class	455,835		397,536
PIMCO Income Portfolio	1,734,797		223,998
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	502,852		23,419
PIMCO Low Duration Portfolio, Advisor Class	577,878		1,128,604
PIMCO Real Return Portfolio, Advisor Class	417,320		383,385
PIMCO Short-Term Portfolio, Advisor Class	2,419,331		1,264,196
PIMCO Total Return Portfolio, Advisor Class	1,623,924		572,910
Protective Life Dynamic Allocation Series Conservative Portfolio	186,863		1,448,657
Protective Life Dynamic Allocation Series Growth Portfolio	42,698		99,380
Protective Life Dynamic Allocation Series Moderate Portfolio	739,369		2,414,257
Royce Capital Fund Small Cap Portfolio, Service Class	47,140		1,474
Schwab Government Money Market Portfolio	54,588,629		28,950,066
Schwab S&P 500 Index Fund	43,107,874		9,442,329
Schwab VIT Balanced Portfolio	1,363,268		936,737
Schwab VIT Balanced with Growth Portfolio	4,162,375		1,338,575
Schwab VIT Growth Portfolio	1,832,132		430,194
T. Rowe Price All-Cap Opportunities Portfolio	2,139,994		1,233,625
T. Rowe Price Blue Chip Growth Portfolio, Class II	650,940		481,024
T. Rowe Price Health Sciences Portfolio, Class II	191,009		423,996
T. Rowe Price Moderate Allocation Portfolio	130,854		255,963
Templeton Developing Markets VIP Fund, Class 2	258,286		144,485
Templeton Foreign VIP Fund, Class 2	1,445		52,849
Templeton Global Bond VIP Fund, Class 2	94,463		53,323
Western Asset Core Plus VIT Portfolio, Class II	607,279		218,855

* The Subaccount has dollars that round to less than one.

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2023 and 2022 were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)

AB VPS Discovery Value Portfolio, Class B	7,938	1,363	6,575	59,206	26,254		32,952
AB VPS Large Cap Growth Portfolio, Class B	104,618	59,727	44,891	236,395	40,783		195,612
AB VPS Relative Value Portfolio, Class B	39,289	70,209	(30,920)	200,830	41,549		159,281
AB VPS Small Cap Growth Portfolio, Class B	19,273	1,693	17,580	28,321	12,315		16,006
American Century Investments VP Balanced Fund, Class I	49,857	1,865	47,992	4,448	11		4,437
American Century Investments VP Disciplined Core Value Fund, Class I	104,954	26,249	78,705	59,977	2,425		57,552
American Century Investments VP International Fund, Class I	24,529	3,241	21,288	-	-		-
American Century Investments VP Ultra Fund, Class I	143,647	15,042	128,605	8,798	0	*	8,798
American Funds IS Asset Allocation Fund, Class 4	153,168	460,015	(306,847)	686,043	213,053		472,990
American Funds IS Capital Income Builder, Class 4	3,437	15,428	(11,991)	16,334	4,514		11,820
American Funds IS Capital World Bond Fund, Class 4	6,380	268	6,112	11,429	8,976		2,453
American Funds IS Capital World Growth and Income Fund, Class 4	56,635	15,678	40,957	58,456	7,602		50,854
American Funds IS Global Growth Fund, Class 4	90,244	59,723	30,521	268,554	83,668		184,886
American Funds IS Global Small Capitalization Fund, Class 4	24,053	35,545	(11,492)	92,298	34,374		57,924
American Funds IS Growth Fund, Class 4	79,497	91,008	(11,511)	361,420	62,496		298,924
American Funds IS Growth-Income Fund, Class 4	42,363	41,425	938	176,865	56,574		120,291
American Funds IS International Fund, Class 4	23,994	8,016	15,978	38,729	34,262		4,467
American Funds IS New World Fund, Class 4	30,487	25,640	4,847	88,199	10,307		77,892
American Funds IS The Bond Fund of America, Class 4	141,502	122,586	18,916	436,274	119,305		316,969
American Funds IS U.S. Government Securities Fund, Class 4	31,991	35,748	(3,757)	160,423	13,868		146,555
American Funds IS Washington Mutual Investors Fund, Class 4	88,445	74,573	13,872	159,721	42,653		117,068
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	247,347	22,447	224,900	665,479	37,239		628,240
BlackRock Global Allocation V.I. Fund, Class III	24,455	18,868	5,587	154,972	10,407		144,565
BlackRock International V.I. Fund, Class I	34,002	92,904	(58,902)	320,647	22,150		298,497
ClearBridge Variable Dividend Strategy Portfolio, Class II	21,998	18,899	3,099	83,490	22,992		60,498
ClearBridge Variable Large Cap Growth Portfolio, Class II	29,389	4,288	25,101	2,448	117		2,331

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)

ClearBridge Variable Mid Cap Portfolio, Class II	8,956	16,269	(7,313)	95,570	19,213		76,357
ClearBridge Variable Small Cap Growth Portfolio, Class II	22,410	37,199	(14,789)	47,248	39,918		7,330
Columbia VP Balanced Fund, Class 2	49,693	18,576	31,117	317,173	2,819		314,354
Columbia VP Intermediate Bond Fund, Class 2	32,155	73,235	(41,080)	162,095	28,782		133,313
Columbia VP Limited Duration Credit Fund, Class 2	24,902	12,317	12,585	37,101	16,214		20,887
Columbia VP Select Mid Cap Value Fund, Class 2	18,209	46,972	(28,763)	60,627	6,403		54,224
Columbia VP Strategic Income Fund, Class 2	27,303	36,819	(9,516)	53,291	8,904		44,387
Empower Bond Index Fund, Investor Class	22,317	84,656	(62,339)	282,301	255,592		26,709
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2	37,815	8,974	28,841	38,665	1		38,664
Fidelity VIP Asset Manager Portfolio, Service Class 2	6,422	475	5,947	2,864	1,578		1,286
Fidelity VIP Balanced Portfolio, Service Class 2	820,657	510,220	310,437	1,015,290	194,468		820,822
Fidelity VIP Bond Index Portfolio	411,589	67,746	343,843	320,084	148,621		171,463
Fidelity VIP Energy Portfolio, Service Class 2	36,637	50,034	(13,397)	91,384	16,742		74,642
Fidelity VIP Extended Market Index Portfolio, Service Class 2	125,545	37,098	88,447	113,393	20,293		93,100
Fidelity VIP FundsManager 20% Portfolio, Service Class 2	37,380	40,681	(3,301)	285,529	70,103		215,426
Fidelity VIP FundsManager 60% Portfolio, Service Class 2	60,027	41,239	18,788	41,239	0	*	41,239
Fidelity VIP FundsManager 85% Portfolio, Service Class 2	19,403	12,291	7,112	40,343	14,293		26,050
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	89,273	4,241	85,032	30,123	0	*	30,123
Fidelity VIP Growth Portfolio, Service Class 2	82,614	3,807	78,807	-	-		-
Fidelity VIP Health Care Portfolio, Service Class 2	34,588	50,650	(16,062)	72,616	27,816		44,800
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	41,494	14,322	27,172	33,922	974		32,948
Fidelity VIP International Index Portfolio, Service Class 2	282,031	75,863	206,168	333,055	112,640		220,415
Fidelity VIP Investment Grade Bond Portfolio, Service Class 2	421,411	83,585	337,826	353,305	165,872		187,433
Fidelity VIP Mid Cap Portfolio, Service Class 2	66,529	59,833	6,696	98,097	26,510		71,587
Fidelity VIP Target Volatility Portfolio, Service Class 2	37,306	3,480	33,826	-	9		(9)
Fidelity VIP Technology Portfolio, Initial Class	313,538	125,960	187,578	159,978	22,073		137,905
Fidelity VIP Total Market Index Portfolio	107,062	98,982	8,080	410,385	34,449		375,936
Fidelity VIP Utilities Portfolio, Initial Class	26,288	54,036	(27,748)	107,527	6,278		101,249
Fidelity VIP Value Strategies Portfolio, Service Class 2	53,318	24,220	29,098	16,677	279		16,398
Franklin DynaTech VIP Fund	9,198	10,746	(1,548)	1,781	24,547		(22,766)
Franklin Income VIP Fund, Class 2	28,820	48,120	(19,300)	115,082	10,321		104,761

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed		Net Increase (Decrease)

Franklin Mutual Global Discovery VIP Fund, Class 2	1,296	865	431	3	7,928		(7,925)
Franklin Mutual Shares VIP Fund, Class 2	6	375	(369)	3	14,655		(14,652)
Franklin Rising Dividends VIP Fund, Class 2	166,039	58,718	107,321	123,179	43,487		79,692
Franklin Small Cap Value VIP Fund, Class 2	51,988	28,305	23,683	94,091	16,984		77,107
Franklin Small-Mid Cap Growth VIP Fund, Class 2	24,100	32,047	(7,947)	32,924	48,012		(15,088)
Franklin Strategic Income VIP Fund, Class 2	83	4,406	(4,323)	11,768	14,590		(2,822)
Goldman Sachs VIT Core Fixed Income Fund, Service Shares	6,538	12,761	(6,223)	31,152	68,895		(37,743)
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares	13,948	11,518	2,430	15,544	1,735		13,809
Goldman Sachs VIT Mid Cap Value Fund, Service Shares	732	5,531	(4,799)	2,048	3,364		(1,316)
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares	32,261	11,721	20,540	16,808	4,088		12,720
Goldman Sachs VIT Strategic Growth Fund, Service Shares	38,519	38,091	428	19,266	40,672		(21,406)
Goldman Sachs VIT Trend Driven Allocation, Service Shares	1,385	1,222	163	1,160	826		334
Invesco V.I. Balanced-Risk Allocation Fund Class, Series II	1,239	11,279	(10,040)	59,842	14,021		45,821
Invesco V.I. Comstock Fund, Series II	45,908	29,406	16,502	41,366	16,905		24,461
Invesco V.I. Conservative Balanced Fund, Series II	24,237	15,902	8,335	106,706	35,065		71,641
Invesco V.I. Equity and Income Fund, Series II	37,779	19,455	18,324	32,351	8,510		23,841
Invesco V.I. EQV International Equity Fund, Series II	3,895	18,680	(14,785)	47,128	3,174		43,954
Invesco V.I. Global Fund, Series II	31,237	25,902	5,335	46,426	33,518		12,908
Invesco V.I. Global Real Estate Fund, Series II	23,412	22,449	963	63,199	17,243		45,956
Invesco V.I. Government Securities Fund, Series II	112,471	7,006	105,465	10,896	2,373		8,523
Invesco V.I. Growth and Income Fund, Series II	61,422	7,717	53,705	21,587	5,911		15,676
Invesco V.I. Main Street Fund, Series II	221	51,286	(51,065)	42,447	1,324		41,123
Invesco V.I. Main Street Small Cap Fund, Series II	52,684	7,691	44,993	99,673	6,650		93,023
Invesco V.I. U.S. Government Money Portfolio, Series I	84,482	171,233	(86,751)	262,480	103,225		159,255
Janus Henderson Forty Fund, Class S	41,865	3,930	37,935	-	-		-
Janus Henderson Global Sustainable Equity Fund	-	-	-	1,475	1		1,474
Janus Henderson Overseas Fund, Class S	36,354	14,416	21,938	6,968	0	*	6,968
Janus Henderson VIT Balanced Portfolio, Service Shares	620,032	101,669	518,363	218,685	0	*	218,685
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares	19,714	12	19,702	3,102	2		3,100
Lord Abbett Series Fund Bond Debenture Portfolio	53,769	27,081	26,688	147,312	20,746		126,566

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Lord Abbett Series Fund Fundamental Equity Portfolio	1,056	21,535	(20,479)	24,631	1,943	22,688
Lord Abbett Series Fund Growth Opportunities Portfolio	11,829	31	11,798	4	14,910	(14,906)
Lord Abbett Series Fund Inc. Dividend Growth Portfolio	9,983	31,690	(21,707)	26,520	5,680	20,840
Lord Abbett Series Fund Short Duration Income Portfolio	66,824	61,071	5,753	83,899	15,962	67,937
MFS Core Equity Portfolio, Service Class	12,466	-	12,466	-	-	-
MFS Growth Series, Service Class	4,344	-	4,344	-	-	-
MFS International Growth Portfolio, Service Class	218	-	218	-	-	-
MFS International Intrinsic Value Portfolio, Service Class	2,895	30	2,865	-	-	-
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	4,025	-	4,025	-	-	-
MFS Mid Cap Growth Series, Service Class	7,301	485	6,816	-	-	-
MFS Research International Portfolio, Service Class	5,940	251	5,689	-	-	-
Morgan Stanley VIF Core Plus Fixed Income Portfolio	12,815	18,939	(6,124)	7,126	1,001	6,125
Morgan Stanley VIF Discovery Portfolio	8,002	1	8,001	-	-	-
Morgan Stanley VIF Global Franchise Portfolio, Class II	60,800	72,273	(11,473)	11,477	4	11,473
Morgan Stanley VIF Global Infrastructure Portfolio	665	665	-	-	-	-
Morgan Stanley VIF Global Strategist Portfolio	-	4,884	(4,884)	5,094	211	4,883
Morgan Stanley VIF Growth Portfolio	-	7,763	(7,763)	11,954	2,277	9,677
PIMCO All Asset Portfolio	1,065	3,506	(2,441)	10,110	2,376	7,734
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class	5,204	18,940	(13,736)	87,775	212	87,563
PIMCO Emerging Markets Bond Portfolio	9,250	935	8,315	311	311	-
PIMCO Global Diversified Allocation Portfolio	256	942	(686)	201	1,619	(1,418)
PIMCO High Yield Portfolio, Advisor Class	42,590	40,908	1,682	45,787	39,404	6,383
PIMCO Income Portfolio	167,131	22,727	144,404	80,054	9,988	70,066
PIMCO Long-Term U.S. Government Portfolio, Advisor Class	78,085	3,361	74,724	9,727	4,803	4,924
PIMCO Low Duration Portfolio, Advisor Class	49,937	117,894	(67,957)	205,512	92,350	113,162
PIMCO Real Return Portfolio, Advisor Class	36,191	39,371	(3,180)	302,006	101,236	200,770
PIMCO Short-Term Portfolio, Advisor Class	217,118	122,616	94,502	210,685	73,823	136,862
PIMCO Total Return Portfolio, Advisor Class	163,678	63,146	100,532	420,997	57,988	363,009
Protective Life Dynamic Allocation Series Conservative Portfolio	14,587	134,194	(119,607)	94,244	90,933	3,311
Protective Life Dynamic Allocation Series Growth Portfolio	-	7,594	(7,594)	11	512	(501)
Protective Life Dynamic Allocation Series Moderate Portfolio	67,757	231,930	(164,173)	36,755	68,670	(31,915)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Royce Capital Fund Small Cap Portfolio, Service Class	2,596	97	2,499	1	959	(958)
Schwab Government Money Market Portfolio	5,081,743	2,802,246	2,279,497	4,113,825	3,113,985	999,840
Schwab S&P 500 Index Fund	3,261,716	721,957	2,539,759	3,541,526	1,160,568	2,380,958
Schwab VIT Balanced Portfolio	119,171	89,325	29,846	369,747	213,874	155,873
Schwab VIT Balanced with Growth Portfolio	366,480	119,763	246,717	374,427	85,382	289,045
Schwab VIT Growth Portfolio	151,726	34,664	117,062	201,649	51,223	150,426
T. Rowe Price All-Cap Opportunities Portfolio	125,588	118,130	7,458	225,219	61,035	164,184
T. Rowe Price Blue Chip Growth Portfolio, Class II	67,362	50,736	16,626	34,852	4,500	30,352
T. Rowe Price Health Sciences Portfolio, Class II	16,623	45,324	(28,701)	66,511	11,611	54,900
T. Rowe Price Moderate Allocation Portfolio	8,899	27,104	(18,205)	87,107	3,947	83,160
Templeton Developing Markets VIP Fund, Class 2	26,070	15,729	10,341	54,629	25,732	28,897
Templeton Foreign VIP Fund, Class 2	-	4,356	(4,356)	83	412	(329)
Templeton Global Bond VIP Fund, Class 2	10,820	5,762	5,058	36,640	13,552	23,088
Western Asset Core Plus VIT Portfolio, Class II	63,913	25,474	38,439	131,817	28,631	103,186

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.10% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and admin in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.15% - 0.35% of the average daily net assets of the Subaccounts

Deductions for Premium Taxes
Some states impose premium taxes at rates currently ranging up to 3.5%; if premium taxes are applicable, the mandated amount would be deducted from the contribution when it is received which will in turn reduce Contract owners' net payments on the Statements of Changes in Net Assets.	0.0% - 3.5% of each contribution, varies by state

Transfer Charge
Currently there is no charge assessed for transfers; however, the Company has reserved the right to charge for transfers as reimbursement for costs incurred when transferring funds. The charge would be deducted upon transfer, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	$25 per transfer, after the first 12 transfers in any Contract year

Expense Type	Range
Charge for Optional SecurePay Rider
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	maximum of 2.20% of benefit base

Charge for Optional Death Benefit
This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional death benefits elected by the Contract owner. The charge is deducted monthly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregate of 0.20% of the death benefit value

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the three years or periods ended December 31, 2023 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

AB VPS Discovery Value Portfolio, Class B
2023	67	$11.20	$11.14	$741	0.84%	0.25%	0.45%	16.57%	16.34%
2022	60	9.61	9.57	574	1.08%	0.25%	0.45%	(16.03)%	(16.20)%
2021	27	11.44	11.42	308	0.23%	0.25%	0.45%	6.79%	3.10%
AB VPS Large Cap Growth Portfolio, Class B
2023	398	12.70	12.63	5,042	0.00%	0.25%	0.45%	34.45%	34.18%
2022	353	9.45	9.41	3,332	0.00%	0.25%	0.45%	(28.87)%	(29.01)%
2021	159	13.28	13.26	2,105	0.00%	0.25%	0.45%	14.40%	18.28%
AB VPS Relative Value Portfolio, Class B
2023	217	12.56	12.49	2,721	1.22%	0.25%	0.45%	11.44%	11.22%
2022	248	11.27	11.23	2,790	1.32%	0.25%	0.45%	(4.66)%	(4.85)%
2021	89	11.82	11.80	1,048	0.11%	0.25%	0.45%	7.90%	7.62%
AB VPS Small Cap Growth Portfolio, Class B
2023	74	7.58	7.53	557	0.00%	0.25%	0.45%	17.43%	17.20%
2022	56	6.45	6.43	362	0.00%	0.25%	0.45%	(39.42)%	(39.54)%
2021	40	10.65	10.63	427	0.00%	0.25%	0.45%	8.99%	8.28%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Century Investments VP Balanced Fund, Class I
2023	52	$10.30	$10.26	$539	2.38%	0.25%	0.45%	16.12%	10.04%
2022	4	8.87	8.87	39	2.51%	0.25%	0.25%	(1.39)%	(1.39)%
American Century Investments VP Disciplined Core Value Fund, Class I
2023	136	9.86	9.83	1,342	1.62%	0.25%	0.45%	8.38%	8.17%
2022	58	9.10	9.08	523	1.71%	0.25%	0.45%	3.61%	3.50%
American Century Investments VP International Fund, Class I
2023	21	9.74	9.71	207	0.00%	0.25%	0.45%	(0.83)%	0.26%
American Century Investments VP Ultra Fund, Class I
2023	137	11.11	11.07	1,521	0.00%	0.25%	0.45%	25.19%	42.87%
2022	9	7.75	7.75	68	0.00%	0.45%	0.45%	(7.41)%	(7.41)%
American Funds IS Asset Allocation Fund, Class 4
2023	1,849	12.03	11.95	22,116	1.93%	0.25%	0.45%	13.74%	13.51%
2022	2,156	10.58	10.53	22,768	1.80%	0.25%	0.45%	(13.88)%	(14.05)%
2021	1,683	12.28	12.25	20,625	1.44%	0.25%	0.45%	14.23%	12.85%
American Funds IS Capital Income Builder, Class 4
2023	85	12.33	12.25	1,049	2.66%	0.25%	0.45%	8.48%	8.27%
2022	97	11.36	11.31	1,104	2.60%	0.25%	0.45%	(7.61)%	(7.79)%
2021	86	12.30	12.27	1,062	2.27%	0.25%	0.45%	9.02%	6.18%
American Funds IS Capital World Bond Fund, Class 4
2023	9	9.09	9.06	78	0.00%	0.25%	0.45%	5.63%	5.42%
2022	2	8.61	8.59	21	0.00%	0.25%	0.45%	(4.99)%	(5.07)%
American Funds IS Capital World Growth and Income Fund, Class 4
2023	187	12.78	12.70	2,382	2.01%	0.25%	0.45%	20.35%	20.11%
2022	146	10.62	10.58	1,547	2.46%	0.25%	0.45%	(17.78)%	(17.94)%
2021	96	12.92	12.89	1,240	1.62%	0.25%	0.45%	9.01%	11.94%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS Global Growth Fund, Class 4
2023	580	$11.65	$11.57	$6,718	0.71%	0.25%	0.45%	21.99%	21.75%
2022	550	9.55	9.51	5,227	0.47%	0.25%	0.45%	(25.11)%	(25.26)%
2021	365	12.75	12.72	4,640	0.20%	0.25%	0.45%	12.17%	11.30%
American Funds IS Global Small Capitalization Fund, Class 4
2023	105	10.00	9.94	1,051	0.03%	0.25%	0.45%	15.50%	15.27%
2022	117	8.66	8.62	1,010	0.00%	0.25%	0.45%	(29.86)%	(30.00)%
2021	59	12.35	12.32	726	0.00%	0.25%	0.45%	(2.40)%	(0.57)%
American Funds IS Growth Fund, Class 4
2023	806	13.37	13.28	10,716	0.17%	0.25%	0.45%	37.79%	37.52%
2022	817	9.70	9.66	7,901	0.12%	0.25%	0.45%	(30.29)%	(30.43)%
2021	518	13.92	13.88	7,201	0.17%	0.25%	0.45%	18.55%	16.23%
American Funds IS Growth-Income Fund, Class 4
2023	356	13.95	13.86	4,942	1.22%	0.25%	0.45%	25.51%	25.26%
2022	355	11.11	11.06	3,933	1.25%	0.25%	0.45%	(16.91)%	(17.08)%
2021	235	13.37	13.34	3,135	0.93%	0.25%	0.45%	13.25%	16.61%
American Funds IS International Fund, Class 4
2023	202	10.52	10.45	2,113	1.14%	0.25%	0.45%	15.27%	15.04%
2022	186	9.13	9.09	1,690	1.46%	0.25%	0.45%	(21.22)%	(21.38)%
2021	180	11.58	11.56	2,084	2.57%	0.25%	0.45%	(1.86)%	(5.33)%
American Funds IS New World Fund, Class 4
2023	250	10.75	10.68	2,678	1.26%	0.25%	0.45%	15.38%	15.15%
2022	245	9.32	9.28	2,279	1.21%	0.25%	0.45%	(22.45)%	(22.60)%
2021	167	12.01	11.99	2,008	0.79%	0.25%	0.45%	1.02%	(0.26)%
American Funds IS The Bond Fund of America, Class 4
2023	751	9.16	9.10	6,850	3.38%	0.25%	0.45%	4.46%	4.25%
2022	732	8.77	8.73	6,476	3.25%	0.25%	0.45%	(12.97)%	(13.14)%
2021	415	10.07	10.05	4,172	1.36%	0.25%	0.45%	1.73%	(0.57)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

American Funds IS U.S. Government Securities Fund, Class 4
2023	205	$8.99	$8.93	$1,831	3.37%	0.25%	0.45%	2.37%	2.16%
2022	208	8.78	8.74	1,824	5.29%	0.25%	0.45%	(11.42)%	(11.59)%
2021	63	9.92	9.89	621	1.44%	0.25%	0.45%	1.78%	1.44%
American Funds IS Washington Mutual Investors Fund, Class 4
2023	207	14.94	14.85	3,089	1.89%	0.25%	0.45%	16.68%	16.45%
2022	193	12.81	12.75	2,472	2.42%	0.25%	0.45%	(8.91)%	(9.10)%
2021	76	14.06	14.03	1,071	1.32%	0.25%	0.45%	15.73%	21.10%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2023	1,141	10.79	10.73	12,276	2.26%	0.25%	0.45%	15.03%	14.80%
2022	916	9.38	9.34	8,574	2.88%	0.25%	0.45%	(15.25)%	(15.42)%
2021	288	11.07	11.05	3,182	2.31%	0.25%	0.45%	4.02%	4.16%
BlackRock Global Allocation V.I. Fund, Class III
2023	221	9.94	9.88	2,185	2.71%	0.25%	0.45%	12.21%	11.99%
2022	215	8.86	8.83	1,901	0.00%	0.25%	0.45%	(16.28)%	(16.45)%
2021	71	10.58	10.56	746	0.40%	0.25%	0.45%	(0.39)%	0.16%
BlackRock International V.I. Fund, Class I
2023	354	9.16	9.11	3,237	0.86%	0.25%	0.45%	18.73%	18.49%
2022	413	7.72	7.69	3,182	1.27%	0.25%	0.45%	(24.81)%	(24.96)%
2021	114	10.26	10.25	1,166	0.89%	0.25%	0.45%	(3.88)%	(3.61)%
ClearBridge Variable Dividend Strategy Portfolio, Class II
2023	82	13.02	12.95	1,060	1.97%	0.25%	0.45%	13.72%	13.50%
2022	79	11.45	11.41	898	1.84%	0.25%	0.45%	(8.46)%	(8.64)%
2021	18	12.51	12.49	225	1.26%	0.25%	0.45%	10.36%	11.88%
ClearBridge Variable Large Cap Growth Portfolio, Class II
2023	33	12.10	12.04	399	0.00%	0.25%	0.45%	43.31%	43.02%
2022	8	8.45	8.42	66	0.00%	0.25%	0.45%	(32.59)%	(32.72)%
2021	6	12.53	12.51	69	0.00%	0.25%	0.45%	4.95%	7.20%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

ClearBridge Variable Mid Cap Portfolio, Class II
2023	185	$12.00	$11.93	$2,206	0.02%	0.25%	0.45%	12.34%	12.11%
2022	192	10.68	10.64	2,045	0.11%	0.25%	0.45%	(25.69)%	(25.84)%
2021	115	14.38	14.34	1,646	0.01%	0.25%	0.45%	16.27%	21.97%
ClearBridge Variable Small Cap Growth Portfolio, Class II
2023	220	9.71	9.65	2,129	0.00%	0.25%	0.45%	7.85%	7.64%
2022	235	9.00	8.97	2,109	0.00%	0.25%	0.45%	(29.19)%	(29.33)%
2021	228	12.72	12.69	2,889	0.00%	0.25%	0.45%	10.80%	2.41%
Columbia VP Balanced Fund, Class 2
2023	393	11.22	11.15	4,399	0.00%	0.25%	0.45%	20.80%	20.56%
2022	362	9.29	9.25	3,358	0.00%	0.25%	0.45%	(17.07)%	(17.24)%
2021	48	11.20	11.18	535	0.00%	0.25%	0.45%	5.83%	3.05%
Columbia VP Intermediate Bond Fund, Class 2
2023	256	8.75	8.70	2,229	2.13%	0.25%	0.45%	5.82%	5.61%
2022	297	8.27	8.24	2,449	3.08%	0.25%	0.45%	(17.43)%	(17.59)%
2021	164	10.02	10.00	1,636	0.12%	0.25%	0.45%	(0.88)%	(0.42)%
Columbia VP Limited Duration Credit Fund, Class 2
2023	86	9.89	9.84	850	2.91%	0.25%	0.45%	6.39%	6.18%
2022	74	9.30	9.26	683	0.45%	0.25%	0.45%	(6.59)%	(6.78)%
2021	53	9.95	9.94	524	0.07%	0.25%	0.45%	(0.90)%	(1.05)%
Columbia VP Select Mid Cap Value Fund, Class 2
2023	75	11.70	11.64	871	0.00%	0.25%	0.45%	9.78%	9.56%
2022	104	10.66	10.62	1,100	0.00%	0.25%	0.45%	(9.89)%	(10.07)%
2021	48	11.83	11.81	570	0.00%	0.25%	0.45%	11.31%	8.50%
Columbia VP Strategic Income Fund, Class 2
2023	101	9.66	9.61	978	3.37%	0.25%	0.45%	8.93%	8.71%
2022	111	8.87	8.84	983	2.73%	0.25%	0.45%	(11.74)%	(11.91)%
2021	67	10.05	10.03	669	1.23%	0.25%	0.45%	(0.13)%	(0.66)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Empower Bond Index Fund, Investor Class
2023	638	$8.81	$8.76	$5,603	2.01%	0.25%	0.45%	4.76%	4.55%
2022	701	8.41	8.38	5,877	1.13%	0.25%	0.45%	(13.90)%	(14.07)%
2021	675	9.77	9.75	6,606	0.54%	0.25%	0.45%	(1.63)%	(2.21)%
Fidelity VIP Asset Manager Growth Portfolio, Service Class 2
2023	68	10.25	10.21	689	2.20%	0.25%	0.45%	6.49%	15.53%
2022	39	8.84	8.84	342	2.92%	0.45%	0.45%	0.54%	0.54%
Fidelity VIP Asset Manager Portfolio, Service Class 2
2023	12	10.34	10.28	127	2.84%	0.25%	0.45%	5.52%	12.15%
2022	6	9.17	9.17	58	2.05%	0.45%	0.45%	(15.53)%	(15.53)%
2021	5	10.85	10.85	55	7.82%	0.45%	0.45%	(0.88)%	(0.88)%
Fidelity VIP Balanced Portfolio, Service Class 2
2023	1,800	11.37	11.30	20,349	1.56%	0.25%	0.45%	20.93%	20.69%
2022	1,489	9.40	9.36	13,950	1.37%	0.25%	0.45%	(18.39)%	(18.55)%
2021	669	11.52	11.50	7,687	0.61%	0.25%	0.45%	8.43%	8.30%
Fidelity VIP Bond Index Portfolio
2023	943	9.12	9.07	8,578	2.58%	0.25%	0.45%	4.87%	4.66%
2022	600	8.70	8.67	5,204	1.63%	0.25%	0.45%	(13.60)%	(13.77)%
2021	428	10.07	10.05	4,307	0.65%	0.25%	0.45%	0.90%	0.68%
Fidelity VIP Energy Portfolio, Service Class 2
2023	87	18.33	18.22	1,583	2.44%	0.25%	0.45%	0.45%	0.25%
2022	100	18.24	18.18	1,822	3.05%	0.25%	0.45%	62.46%	62.14%
2021	27	11.23	11.21	298	2.01%	0.25%	0.45%	5.76%	13.32%
Fidelity VIP Extended Market Index Portfolio, Service Class 2
2023	310	10.34	10.28	3,190	1.92%	0.25%	0.45%	16.82%	16.58%
2022	221	8.85	8.82	1,954	1.40%	0.25%	0.45%	(18.50)%	(18.67)%
2021	128	10.86	10.84	1,389	1.18%	0.25%	0.45%	4.09%	0.89%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP FundsManager 20% Portfolio, Service Class 2
2023	250	$10.11	$10.06	$2,519	3.84%	0.25%	0.45%	7.75%	7.54%
2022	253	9.39	9.35	2,371	3.65%	0.25%	0.45%	(9.98)%	(10.16)%
2021	37	10.43	10.41	385	0.99%	0.25%	0.45%	2.56%	0.50%
Fidelity VIP FundsManager 60% Portfolio, Service Class 2
2023	60	10.21	10.18	611	9.05%	0.25%	0.45%	12.45%	13.56%
2022	41	8.96	8.96	370	3.77%	0.45%	0.45%	(1.17)%	(1.17)%
Fidelity VIP FundsManager 85% Portfolio, Service Class 2
2023	110	11.11	11.05	1,218	1.54%	0.25%	0.45%	17.19%	16.95%
2022	103	9.48	9.45	974	1.07%	0.25%	0.45%	(17.40)%	(17.56)%
2021	77	11.48	11.46	883	0.73%	0.25%	0.45%	5.15%	5.04%
Fidelity VIP Growth Opportunities Portfolio, Service Class 2
2023	115	10.54	10.50	1,210	0.00%	0.25%	0.45%	34.08%	44.65%
2022	30	7.26	7.26	219	0.00%	0.45%	0.45%	(10.21)%	(10.21)%
Fidelity VIP Growth Portfolio, Service Class 2
2023	79	12.39	12.37	975	0.00%	0.25%	0.45%	11.85%	7.95%
Fidelity VIP Health Care Portfolio, Service Class 2
2023	120	10.07	10.02	1,204	0.00%	0.25%	0.45%	3.75%	3.55%
2022	136	9.71	9.67	1,317	0.00%	0.25%	0.45%	(12.84)%	(13.01)%
2021	91	11.14	11.12	1,015	0.00%	0.25%	0.45%	1.59%	5.89%
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
2023	60	10.93	10.89	657	0.19%	0.25%	0.45%	26.86%	26.61%
2022	33	8.62	8.60	284	0.15%	0.25%	0.45%	(0.33)%	(0.42)%
Fidelity VIP International Index Portfolio, Service Class 2
2023	823	10.10	10.05	8,295	2.93%	0.25%	0.45%	15.59%	15.36%
2022	617	8.74	8.71	5,383	2.43%	0.25%	0.45%	(16.42)%	(16.59)%
2021	397	10.46	10.44	4,144	2.59%	0.25%	0.45%	0.67%	0.62%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Fidelity VIP Investment Grade Bond Portfolio, Service Class 2
2023	1,403	$9.17	$9.12	$12,805	2.84%	0.25%	0.45%	5.74%	5.53%
2022	1,065	8.68	8.64	9,207	2.29%	0.25%	0.45%	(13.43)%	(13.60)%
2021	878	10.02	10.00	8,779	1.51%	0.25%	0.45%	0.80%	(0.88)%
Fidelity VIP Mid Cap Portfolio, Service Class 2
2023	300	13.87	13.79	4,155	0.41%	0.25%	0.45%	14.52%	14.29%
2022	294	12.12	12.06	3,551	0.30%	0.25%	0.45%	(15.18)%	(15.35)%
2021	223	14.28	14.25	3,181	0.36%	0.25%	0.45%	19.54%	13.79%
Fidelity VIP Target Volatility Portfolio, Service Class 2
2023	67	10.64	10.58	710	2.99%	0.25%	0.45%	5.82%	13.42%
2022	33	9.33	9.33	309	2.21%	0.45%	0.45%	(16.03)%	(16.03)%
2021	33	11.11	11.11	368	0.00%	0.45%	0.45%	3.93%	3.93%
Fidelity VIP Technology Portfolio, Initial Class
2023	575	13.29	13.22	7,612	0.15%	0.25%	0.45%	57.92%	57.61%
2022	388	8.42	8.39	3,253	0.00%	0.25%	0.45%	(36.02)%	(36.14)%
2021	250	13.15	13.13	3,282	0.00%	0.25%	0.45%	14.34%	26.55%
Fidelity VIP Total Market Index Portfolio
2023	582	12.27	12.20	7,117	0.89%	0.25%	0.45%	25.39%	25.14%
2022	574	9.79	9.75	5,630	1.79%	0.25%	0.45%	(19.61)%	(19.77)%
2021	198	12.17	12.15	2,406	0.91%	0.25%	0.45%	12.95%	10.80%
Fidelity VIP Utilities Portfolio, Initial Class
2023	85	12.69	12.62	1,079	1.90%	0.25%	0.45%	(1.28)%	(1.48)%
2022	113	12.85	12.81	1,450	1.53%	0.25%	0.45%	5.16%	4.95%
2021	11	12.22	12.20	133	0.00%	0.25%	0.45%	9.19%	15.01%
Fidelity VIP Value Strategies Portfolio, Service Class 2
2023	46	11.42	11.38	530	1.66%	0.25%	0.45%	20.31%	20.07%
2022	17	9.49	9.48	165	1.71%	0.25%	0.45%	1.49%	1.40%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Franklin DynaTech VIP Fund
2023	25	$10.46	$10.40	$260	0.00%	0.25%	0.45%	43.41%	43.13%
2022	27	7.30	7.26	193	0.00%	0.25%	0.45%	(40.11)%	(40.23)%
2021	49	12.18	12.15	599	0.00%	0.25%	0.45%	(4.90)%	7.89%
Franklin Income VIP Fund, Class 2
2023	152	12.86	12.78	1,938	5.53%	0.25%	0.45%	8.35%	8.14%
2022	171	11.87	11.82	2,020	3.59%	0.25%	0.45%	(5.71)%	(5.90)%
2021	66	12.59	12.56	830	1.09%	0.25%	0.45%	8.13%	9.83%
Franklin Mutual Global Discovery VIP Fund, Class 2
2023	4	15.70	15.70	56	2.25%	0.25%	0.25%	20.01%	20.01%
2022	3	13.08	13.08	41	1.91%	0.25%	0.25%	(4.99)%	(4.99)%
2021	11	13.77	13.73	152	3.15%	0.25%	0.45%	8.09%	8.90%
Franklin Mutual Shares VIP Fund, Class 2
2023	2	14.15	14.06	23	1.35%	0.25%	0.45%	13.18%	12.96%
2022	2	12.50	12.45	24	0.56%	0.25%	0.45%	(7.66)%	(7.85)%
2021	17	13.54	13.50	225	3.77%	0.25%	0.45%	7.24%	5.98%
Franklin Rising Dividends VIP Fund, Class 2
2023	402	13.50	13.41	5,398	0.97%	0.25%	0.45%	11.80%	11.57%
2022	294	12.07	12.02	3,542	0.74%	0.25%	0.45%	(10.79)%	(10.97)%
2021	215	13.53	13.50	2,900	0.34%	0.25%	0.45%	24.41%	23.53%
Franklin Small Cap Value VIP Fund, Class 2
2023	175	14.84	14.75	2,589	0.50%	0.25%	0.45%	12.46%	12.24%
2022	151	13.20	13.14	1,992	1.10%	0.25%	0.45%	(10.29)%	(10.47)%
2021	74	14.71	14.68	1,090	0.51%	0.25%	0.45%	10.34%	18.95%
Franklin Small-Mid Cap Growth VIP Fund, Class 2
2023	126	10.10	10.03	1,266	0.00%	0.25%	0.45%	26.42%	26.17%
2022	134	7.99	7.95	1,066	0.00%	0.25%	0.45%	(33.86)%	(33.99)%
2021	149	12.08	12.05	1,795	0.00%	0.25%	0.45%	3.43%	4.98%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Franklin Strategic Income VIP Fund, Class 2
2023	27	$10.10	$10.04	$268	4.72%	0.25%	0.45%	7.91%	7.70%
2022	31	9.36	9.32	289	4.54%	0.25%	0.45%	(10.97)%	(11.15)%
2021	34	10.52	10.49	355	0.84%	0.25%	0.45%	2.70%	1.50%
Goldman Sachs VIT Core Fixed Income Fund, Service Shares
2023	64	8.88	8.82	567	2.82%	0.25%	0.45%	5.57%	5.36%
2022	70	8.41	8.37	590	1.41%	0.25%	0.45%	(14.49)%	(14.66)%
2021	108	9.84	9.81	1,061	0.64%	0.25%	0.45%	1.54%	(1.87)%
Goldman Sachs VIT Mid Cap Growth Fund, Service Shares
2023	89	10.86	10.79	961	0.00%	0.25%	0.45%	18.15%	17.92%
2022	86	9.19	9.15	792	0.00%	0.25%	0.45%	(26.49)%	(26.63)%
2021	73	12.50	12.47	906	0.00%	0.25%	0.45%	10.32%	6.98%
Goldman Sachs VIT Mid Cap Value Fund, Service Shares
2023	9	14.74	14.74	130	0.62%	0.25%	0.25%	10.83%	10.83%
2022	14	13.30	13.24	176	0.39%	0.25%	0.45%	(10.46)%	(10.63)%
2021	15	14.86	14.82	222	0.21%	0.25%	0.45%	18.75%	26.48%
Goldman Sachs VIT Small Cap Equity Insights Fund, Service Shares
2023	45	10.51	10.45	470	1.27%	0.25%	0.45%	18.66%	18.42%
2022	24	8.86	8.83	215	0.12%	0.25%	0.45%	(19.84)%	(20.00)%
2021	12	11.05	11.03	128	0.35%	0.25%	0.45%	0.63%	4.41%
Goldman Sachs VIT Strategic Growth Fund, Service Shares
2023	142	12.45	12.37	1,758	0.00%	0.25%	0.45%	41.30%	41.02%
2022	141	8.81	8.77	1,242	0.00%	0.25%	0.45%	(32.85)%	(32.98)%
2021	164	13.12	13.09	2,146	0.00%	0.25%	0.45%	21.46%	17.40%
Goldman Sachs VIT Trend Driven Allocation, Service Shares
2023	19	11.39	11.31	219	1.83%	0.25%	0.45%	15.29%	15.06%
2022	19	9.88	9.83	189	0.00%	0.25%	0.45%	(19.36)%	(19.52)%
2021	19	12.25	12.22	230	0.00%	0.25%	0.45%	2.27%	7.21%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Balanced-Risk Allocation Fund Class, Series II
2023	76	$10.65	$10.59	$810	0.00%	0.25%	0.45%	6.13%	5.92%
2022	86	10.04	9.99	863	10.19%	0.25%	0.45%	(14.73)%	(14.90)%
2021	40	11.77	11.74	473	5.14%	0.25%	0.45%	(0.32)%	2.59%
Invesco V.I. Comstock Fund, Series II
2023	58	17.37	17.26	1,011	2.17%	0.25%	0.45%	11.82%	11.59%
2022	42	15.53	15.47	648	1.80%	0.25%	0.45%	0.59%	0.39%
2021	17	15.44	15.40	267	1.54%	0.25%	0.45%	6.09%	8.44%
Invesco V.I. Conservative Balanced Fund, Series II
2023	143	10.10	10.04	1,442	1.71%	0.25%	0.45%	12.03%	11.80%
2022	135	9.01	8.98	1,214	1.54%	0.25%	0.45%	(17.23)%	(17.39)%
2021	63	10.89	10.87	692	0.74%	0.25%	0.45%	2.99%	4.39%
Invesco V.I. Equity and Income Fund, Series II
2023	126	13.40	13.32	1,685	1.78%	0.25%	0.45%	9.96%	9.74%
2022	108	12.19	12.14	1,312	1.63%	0.25%	0.45%	(7.94)%	(8.13)%
2021	85	13.24	13.21	1,125	1.32%	0.25%	0.45%	8.44%	4.77%
Invesco V.I. EQV International Equity Fund, Series II
2023	112	11.20	11.13	1,252	0.00%	0.25%	0.45%	17.57%	17.34%
2022	127	9.53	9.49	1,207	1.63%	0.25%	0.45%	(18.71)%	(18.87)%
2021	83	11.72	11.69	974	1.19%	0.25%	0.45%	2.38%	2.20%
Invesco V.I. Global Fund, Series II
2023	141	11.85	11.77	1,657	0.00%	0.25%	0.45%	34.11%	33.84%
2022	135	8.84	8.80	1,191	0.00%	0.25%	0.45%	(32.11)%	(32.24)%
2021	123	13.01	12.98	1,601	0.00%	0.25%	0.45%	9.98%	17.14%
Invesco V.I. Global Real Estate Fund, Series II
2023	98	10.82	10.75	1,059	1.29%	0.25%	0.45%	8.55%	8.34%
2022	97	9.96	9.92	968	3.24%	0.25%	0.45%	(25.33)%	(25.48)%
2021	51	13.34	13.31	684	2.22%	0.25%	0.45%	21.13%	24.24%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Invesco V.I. Government Securities Fund, Series II
2023	161	$9.07	$9.01	$1,458	1.37%	0.25%	0.45%	4.20%	3.99%
2022	55	8.70	8.66	481	1.92%	0.25%	0.45%	(10.80)%	(10.98)%
2021	47	9.76	9.73	457	2.33%	0.25%	0.45%	(1.55)%	(1.97)%
Invesco V.I. Growth and Income Fund, Series II
2023	86	15.53	15.43	1,337	1.46%	0.25%	0.45%	12.12%	11.90%
2022	33	13.85	13.79	450	1.67%	0.25%	0.45%	(6.24)%	(6.42)%
2021	17	14.77	14.73	249	2.13%	0.25%	0.45%	8.79%	5.38%
Invesco V.I. Main Street Fund, Series II
2023	37	13.15	13.07	484	0.41%	0.25%	0.45%	22.52%	22.28%
2022	88	10.73	10.69	943	1.46%	0.25%	0.45%	(20.51)%	(20.67)%
2021	47	13.50	13.47	633	0.54%	0.25%	0.45%	19.30%	18.69%
Invesco V.I. Main Street Small Cap Fund, Series II
2023	192	11.08	11.02	2,120	1.01%	0.25%	0.45%	17.53%	17.29%
2022	147	9.43	9.39	1,383	0.36%	0.25%	0.45%	(16.25)%	(16.42)%
2021	54	11.26	11.24	608	0.14%	0.25%	0.45%	3.89%	3.58%
Invesco V.I. U.S. Government Money Portfolio, Series I
2023	101	10.50	10.43	1,052	4.39%	0.25%	0.45%	4.27%	4.07%
2022	188	10.07	10.03	1,885	1.33%	0.25%	0.45%	1.01%	0.81%
2021	28	9.97	9.97	282	0.00%	0.25%	0.25%	(0.15)%	(0.15)%
Janus Henderson Forty Fund, Class S
2023	38	10.61	10.57	401	1.13%	0.25%	0.45%	16.68%	22.22%
Janus Henderson Global Sustainable Equity Fund
2023	1	10.44	10.44	15	0.49%	0.45%	0.45%	22.69%	22.69%
2022	1	8.51	8.51	13	1.31%	0.45%	0.45%	(6.13)%	(6.13)%
Janus Henderson Overseas Fund, Class S
2023	29	10.42	10.38	300	1.43%	0.25%	0.45%	10.31%	10.09%
2022	7	9.45	9.43	66	1.76%	0.25%	0.45%	4.62%	4.54%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Janus Henderson VIT Balanced Portfolio, Service Shares
2023	737	$10.23	$10.19	$7,511	2.19%	0.25%	0.45%	14.85%	14.62%
2022	219	8.91	8.89	1,943	0.98%	0.25%	0.45%	(3.24)%	(3.36)%
Janus Henderson VIT Global Technology and Innovation Portfolio, Service Shares
2023	23	11.37	11.33	259	0.00%	0.25%	0.45%	5.22%	53.59%
2022	3	7.38	7.38	23	0.00%	0.45%	0.45%	(11.55)%	(11.55)%
Lord Abbett Series Fund Bond Debenture Portfolio
2023	333	9.97	9.90	3,307	5.60%	0.25%	0.45%	6.29%	6.08%
2022	306	9.38	9.34	2,864	5.54%	0.25%	0.45%	(13.02)%	(13.19)%
2021	181	10.78	10.75	1,946	3.23%	0.25%	0.45%	1.12%	1.80%
Lord Abbett Series Fund Fundamental Equity Portfolio
2023	12	14.12	14.03	176	0.32%	0.25%	0.45%	14.35%	14.12%
2022	33	12.34	12.29	406	1.65%	0.25%	0.45%	(12.20)%	(12.38)%
2021	10	14.06	14.03	144	0.85%	0.25%	0.45%	15.71%	24.18%
Lord Abbett Series Fund Growth Opportunities Portfolio
2023	15	8.77	8.77	134	0.00%	0.25%	0.25%	10.39%	10.39%
2022	3	7.94	7.94	27	0.00%	0.25%	0.25%	(32.70)%	(32.70)%
2021	18	11.80	11.78	216	0.00%	0.25%	0.45%	0.70%	2.85%
Lord Abbett Series Fund Inc. Dividend Growth Portfolio
2023	39	13.32	13.24	519	0.60%	0.25%	0.45%	16.04%	15.81%
2022	61	11.48	11.43	698	1.02%	0.25%	0.45%	(13.77)%	(13.94)%
2021	40	13.31	13.28	532	0.84%	0.25%	0.45%	21.78%	20.40%
Lord Abbett Series Fund Short Duration Income Portfolio
2023	123	9.94	9.88	1,215	4.11%	0.25%	0.45%	4.79%	4.58%
2022	117	9.48	9.45	1,106	4.05%	0.25%	0.45%	(5.30)%	(5.49)%
2021	49	10.01	10.00	488	3.51%	0.25%	0.45%	(0.34)%	(0.37)%
MFS Core Equity Portfolio, Service Class
2023	12	11.64	11.64	145	0.00%	0.45%	0.45%	13.01%	13.01%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High

MFS Growth Series, Service Class
2023	4		$12.25	$12.25	$53	0.00%	0.45%	0.45%	13.10%	13.10%
MFS International Growth Portfolio, Service Class
2023	0	*	10.40	10.40	2	0.00%	0.45%	0.45%	5.26%	5.26%
MFS International Intrinsic Value Portfolio, Service Class
2023	3		10.66	10.65	31	0.66%	0.25%	0.45%	4.62%	7.03%
MFS Massachusetts Investors Growth Stock Portfolio, Service Class
2023	4		11.49	11.49	46	0.00%	0.45%	0.45%	3.91%	3.91%
MFS Mid Cap Growth Series, Service Class
2023	7		11.39	11.38	78	0.00%	0.25%	0.45%	8.31%	11.53%
MFS Research International Portfolio, Service Class
2023	6		10.45	10.45	59	5.34%	0.45%	0.45%	3.57%	3.57%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2023	-		-	-	-	2.11%	0.25%	0.25%	2.44%	2.44%
2022	6		8.84	8.84	54	0.00%	0.25%	0.25%	(3.56)%	(3.56)%
Morgan Stanley VIF Discovery Portfolio
2023	8		12.43	12.43	99	0.00%	0.45%	0.45%	24.86%	24.86%
Morgan Stanley VIF Global Franchise Portfolio, Class II
2023	-		-	-	-	0.69%	0.25%	0.45%	7.31%	10.02%
2022	11		9.05	9.05	104	0.00%	0.45%	0.45%	1.82%	1.82%
Morgan Stanley VIF Global Infrastructure Portfolio
2023	-		-	-	-	4.43%	0.45%	0.45%	(0.23)%	(0.23)%
Morgan Stanley VIF Global Strategist Portfolio
2023	-		-	-	-	0.00%	0.25%	0.25%	6.45%	6.45%
2022	5		8.64	8.64	42	0.00%	0.25%	0.25%	(0.87)%	(0.87)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Morgan Stanley VIF Growth Portfolio
2023	2	$7.59	$7.59	$15	0.00%	0.45%	0.45%	47.65%	47.65%
2022	10	5.15	5.14	50	0.00%	0.25%	0.45%	(27.10)%	(27.15)%
PIMCO All Asset Portfolio
2023	42	12.10	12.02	506	2.82%	0.25%	0.45%	7.75%	7.53%
2022	44	11.23	11.18	498	8.00%	0.25%	0.45%	(12.09)%	(12.26)%
2021	37	12.78	12.75	468	4.26%	0.25%	0.45%	8.18%	1.63%
PIMCO Commodity RealReturn Strategy Portfolio, Advisor Class
2023	75	8.64	8.61	643	16.21%	0.25%	0.45%	(8.16)%	(8.34)%
2022	88	9.40	9.39	831	8.48%	0.25%	0.45%	(9.87)%	(9.94)%
PIMCO Emerging Markets Bond Portfolio
2023	8	10.09	10.09	84	5.82%	0.25%	0.25%	19.10%	19.10%
2022	-	-	-	-	-	0.25%	0.25%	(8.72)%	(8.72)%
PIMCO Global Diversified Allocation Portfolio
2023	11	10.90	10.84	120	3.26%	0.25%	0.45%	13.36%	13.14%
2022	12	9.62	9.58	112	4.51%	0.25%	0.45%	(16.82)%	(16.98)%
2021	14	11.56	11.54	163	6.02%	0.25%	0.45%	6.87%	3.11%
PIMCO High Yield Portfolio, Advisor Class
2023	88	10.37	10.31	915	5.56%	0.25%	0.45%	11.83%	11.61%
2022	87	9.27	9.24	803	4.63%	0.25%	0.45%	(10.60)%	(10.78)%
2021	79	10.37	10.35	780	1.65%	0.25%	0.45%	2.69%	2.43%
PIMCO Income Portfolio
2023	310	10.12	10.06	3,130	5.22%	0.25%	0.45%	7.87%	7.66%
2022	166	9.38	9.34	1,552	3.31%	0.25%	0.45%	(8.10)%	(8.28)%
2021	96	10.20	10.19	974	1.02%	0.25%	0.45%	0.47%	0.27%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

PIMCO Long-Term U.S. Government Portfolio, Advisor Class
2023	100	$6.84	$6.79	$682	2.22%	0.25%	0.45%	3.62%	3.42%
2022	26	6.60	6.57	168	1.93%	0.25%	0.45%	(29.12)%	(29.26)%
2021	21	9.31	9.29	192	1.39%	0.25%	0.45%	0.54%	5.89%
PIMCO Low Duration Portfolio, Advisor Class
2023	282	9.73	9.67	2,741	3.48%	0.25%	0.45%	4.61%	4.40%
2022	350	9.31	9.26	3,253	1.89%	0.25%	0.45%	(6.07)%	(6.26)%
2021	236	9.91	9.88	2,337	0.28%	0.25%	0.45%	(1.38)%	(1.56)%
PIMCO Real Return Portfolio, Advisor Class
2023	266	9.71	9.65	2,575	2.89%	0.25%	0.45%	3.31%	3.10%
2022	269	9.40	9.36	2,526	9.61%	0.25%	0.45%	(12.21)%	(12.39)%
2021	69	10.71	10.69	735	2.78%	0.25%	0.45%	6.51%	4.52%
PIMCO Short-Term Portfolio, Advisor Class
2023	517	10.47	10.41	5,397	4.41%	0.25%	0.45%	5.54%	5.33%
2022	422	9.93	9.88	4,181	1.72%	0.25%	0.45%	(0.50)%	(0.70)%
2021	285	9.98	9.95	2,842	0.69%	0.25%	0.45%	(0.47)%	(0.63)%
PIMCO Total Return Portfolio, Advisor Class
2023	814	8.96	8.90	7,266	3.47%	0.25%	0.45%	5.56%	5.35%
2022	713	8.49	8.45	6,040	2.98%	0.25%	0.45%	(14.60)%	(14.77)%
2021	350	9.94	9.91	3,478	1.11%	0.25%	0.45%	1.06%	(1.14)%
Protective Life Dynamic Allocation Series Conservative Portfolio
2023	73	10.56	10.49	774	1.40%	0.25%	0.45%	11.16%	10.94%
2022	193	9.50	9.45	1,829	1.17%	0.25%	0.45%	(16.90)%	(17.07)%
2021	190	11.43	11.40	2,165	0.69%	0.25%	0.45%	6.00%	7.27%
Protective Life Dynamic Allocation Series Growth Portfolio
2023	35	12.50	12.50	434	1.68%	0.45%	0.45%	17.81%	17.81%
2022	42	10.61	10.61	449	1.15%	0.45%	0.45%	(19.93)%	(19.93)%
2021	43	13.25	13.25	567	0.74%	0.45%	0.45%	16.11%	16.11%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Protective Life Dynamic Allocation Series Moderate Portfolio
2023	264	$11.15	$11.08	$2,925	1.57%	0.25%	0.45%	13.24%	13.02%
2022	428	9.84	9.80	4,195	0.98%	0.25%	0.45%	(17.80)%	(17.97)%
2021	460	11.97	11.95	5,494	0.67%	0.25%	0.45%	8.77%	9.49%
Royce Capital Fund Small Cap Portfolio, Service Class
2023	6	17.02	16.91	102	1.10%	0.25%	0.45%	25.22%	15.01%
2022	3	13.59	13.59	47	0.06%	0.25%	0.25%	(9.64)%	(9.64)%
2021	4	15.04	15.04	67	1.42%	0.25%	0.25%	5.37%	5.37%
Schwab Government Money Market Portfolio
2023	5,734	10.57	10.50	60,263	4.85%	0.25%	0.45%	4.62%	4.42%
2022	3,454	10.10	10.05	34,771	1.51%	0.25%	0.45%	1.23%	1.03%
2021	2,455	9.98	9.95	24,445	0.05%	0.25%	0.45%	(0.16)%	(0.36)%
Schwab S&P 500 Index Fund
2023	11,250	14.27	14.18	159,741	1.43%	0.25%	0.45%	25.91%	25.66%
2022	8,710	11.34	11.29	98,402	1.29%	0.25%	0.45%	(18.32)%	(18.48)%
2021	6,329	13.88	13.84	87,658	0.66%	0.25%	0.45%	25.77%	24.93%
Schwab VIT Balanced Portfolio
2023	909	10.83	10.76	9,793	1.81%	0.25%	0.45%	11.68%	11.46%
2022	879	9.69	9.65	8,492	1.65%	0.25%	0.45%	(14.92)%	(15.09)%
2021	723	11.39	11.37	8,436	0.69%	0.25%	0.45%	5.25%	6.00%
Schwab VIT Balanced with Growth Portfolio
2023	1,439	11.50	11.43	16,467	1.73%	0.25%	0.45%	14.57%	14.34%
2022	1,192	10.04	9.99	11,927	1.45%	0.25%	0.45%	(16.21)%	(16.38)%
2021	903	11.98	11.95	10,581	0.69%	0.25%	0.45%	7.61%	8.47%
Schwab VIT Growth Portfolio
2023	667	12.38	12.30	8,210	1.57%	0.25%	0.45%	17.23%	17.00%
2022	550	10.56	10.51	5,785	1.98%	0.25%	0.45%	(17.45)%	(17.61)%
2021	398	12.79	12.76	5,086	1.05%	0.25%	0.45%	10.72%	10.90%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

T. Rowe Price All-Cap Opportunities Portfolio
2023	486	$11.77	$11.71	$5,693	0.29%	0.25%	0.45%	28.64%	28.39%
2022	479	9.15	9.12	4,366	0.00%	0.25%	0.45%	(21.71)%	(21.86)%
2021	314	11.69	11.67	3,264	0.00%	0.25%	0.45%	9.51%	10.56%
T. Rowe Price Blue Chip Growth Portfolio, Class II
2023	165	10.75	10.69	1,772	0.00%	0.25%	0.45%	48.59%	48.29%
2022	149	7.23	7.21	1,074	0.00%	0.25%	0.45%	(38.82)%	(38.94)%
2021	117	11.82	11.80	1,387	0.00%	0.25%	0.45%	10.86%	11.42%
T. Rowe Price Health Sciences Portfolio, Class II
2023	94	9.77	9.71	912	0.00%	0.25%	0.45%	2.43%	2.23%
2022	122	9.54	9.50	1,164	0.00%	0.25%	0.45%	(12.90)%	(13.08)%
2021	67	10.95	10.93	737	0.00%	0.25%	0.45%	2.34%	10.22%
T. Rowe Price Moderate Allocation Portfolio
2023	194	10.12	10.06	1,955	2.32%	0.25%	0.45%	15.06%	14.83%
2022	212	8.79	8.76	1,861	1.67%	0.25%	0.45%	(18.52)%	(18.68)%
2021	129	10.79	10.77	1,391	0.83%	0.25%	0.45%	1.48%	1.45%
Templeton Developing Markets VIP Fund, Class 2
2023	128	9.47	9.41	1,209	2.05%	0.25%	0.45%	12.34%	12.12%
2022	118	8.43	8.39	990	2.28%	0.25%	0.45%	(22.18)%	(22.33)%
2021	89	10.83	10.80	960	0.53%	0.25%	0.45%	(14.80)%	(14.83)%
Templeton Foreign VIP Fund, Class 2
2023	4	13.50	13.41	49	2.74%	0.25%	0.45%	20.46%	20.22%
2022	8	11.21	11.16	89	2.91%	0.25%	0.45%	(7.84)%	(8.02)%
2021	8	12.16	12.13	95	3.14%	0.25%	0.45%	(5.50)%	1.44%
Templeton Global Bond VIP Fund, Class 2
2023	73	9.28	9.22	680	0.00%	0.25%	0.45%	2.63%	2.42%
2022	68	9.04	9.00	617	0.00%	0.25%	0.45%	(5.19)%	(5.38)%
2021	45	9.53	9.51	431	0.00%	0.25%	0.45%	(4.29)%	(4.69)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High

Western Asset Core Plus VIT Portfolio, Class II
2023	209	$8.89	$8.84	$1,858	3.95%	0.25%	0.45%	6.17%	5.96%
2022	171	8.38	8.35	1,430	2.62%	0.25%	0.45%	(17.49)%	(17.65)%
2021	68	10.15	10.13	689	3.40%	0.25%	0.45%	0.08%	(1.55)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.        SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2023, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.